FRANKLIN/TEMPLETON
                               DISTRIBUTORS, INC.

                           777 Mariners Island Blvd.
                                 P.O. Box 7777
                            San Mateo, CA 94403-7777
                                  415/312-3000


                                                       November 30, 1996



               AMENDMENTS TO FRANKLIN MANAGED TRUST ANNUAL REPORT FOR
              FRANKLIN CORPORATE QUALIFIED DIVIDEND FUND SHAREHOLDERS



Dear Shareholder:

Recently you received the Franklin Managed Trust Annual Report for the period ended September 30, 1996, which contained information on the Franklin Corporate Qualified Dividend Fund. The Franklin Corporate Qualified Dividend Fund's charts on page 8 of the annual report are hereby amended as follows:

1) The date range indicated in the title to the "Total Return Index Comparison Before Taxes**" chart should have reflected 1/14/87-9/30/96 as set forth below. The chart itself remains unchanged, but is set forth below for convenience.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF THIS LETTER



2) The date range indicated in the title to the "Total Return Index Comparison After Taxes**" chart should have reflected 1/14/87-9/30/96, and the data in the chart should have been as set forth in the revised chart below.


GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF THIS LETTER

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM LETTER
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

The following line graph hypothetically compares the performance of the fund's shares before taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.

             Period Ending           Fund                      Index

              1/14/87               98503                      100,000
               Jan-87              98,542                      100,285
               Feb-87              98,463                      100,726
               Mar-87              98,937                      101,180
               Apr-87              95,834                      101,675
               May-87              95,034                      102,143
               Jun-87              96,926                      102,623
               Jul-87              97,454                      103,075
               Aug-87              97,658                      103,590
               Sep-87              95,813                      104,077
               Oct-87              91,761                      104,910
               Nov-87              92,298                      105,392
               Dec-87              91,207                      105,793
               Jan-88              90,570                      106,322
               Feb-88              93,170                      106,811
               Mar-88              92,229                      107,323
               Apr-88              93,741                      107,796
               May-88              95,654                      108,281
               Jun-88              93,509                      108,844
               Jul-88              95,888                      109,399
               Aug-88              95,712                      110,001
               Sep-88              95,714                      110,694
               Oct-88              96,254                      111,380
               Nov-88              96,253                      111,993
               Dec-88              96,388                      112,709
               Jan-89              98,044                      113,453
               Feb-89              98,876                      114,145
               Mar-89              99,482                      114,978
               Apr-89              99,669                      115,944
               May-89              99,290                      116,767
               Jun-89             100,379                      117,748
               Jul-89             101,768                      118,608
               Aug-89             104,180                      119,403
               Sep-89             104,569                      120,203
               Oct-89             103,844                      121,068
               Nov-89             102,968                      121,903
               Dec-89             102,579                      122,720
               Jan-90             102,336                      123,493
               Feb-90             102,347                      124,247
               Mar-90             102,104                      125,091
               Apr-90             102,167                      125,917
               May-90             103,209                      126,786
               Jun-90             103,887                      127,623
               Jul-90             103,482                      128,542
               Aug-90             104,023                      129,403
               Sep-90             103,289                      130,270
               Oct-90             101,268                      131,091
               Nov-90             102,462                      131,903
               Dec-90             103,660                      132,840
               Jan-91             105,536                      133,650
               Feb-91             108,362                      134,345
               Mar-91             112,933                      135,124
               Apr-91             116,641                      135,827
               May-91             118,012                      136,479
               Jun-91             118,879                      137,120
               Jul-91             120,957                      137,792
               Aug-91             122,701                      138,509
               Sep-91             123,303                      139,187
               Oct-91             125,246                      139,869
               Nov-91             126,145                      140,555
               Dec-91             127,761                      141,201
               Jan-92             132,173                      141,681
               Feb-92             137,328                      142,107
               Mar-92             138,492                      142,561
               Apr-92             140,869                      143,132
               May-92             143,562                      143,590
               Jun-92             144,196                      144,063
               Jul-92             146,794                      144,596
               Aug-92             148,049                      145,001
               Sep-92             148,533                      145,494
               Oct-92             148,832                      145,771
               Nov-92             148,478                      146,062
               Dec-92             148,936                      146,530
               Jan-93             150,526                      146,969
               Feb-93             151,807                      147,293
               Mar-93             152,397                      147,690
               Apr-93             154,963                      148,045
               May-93             156,131                      148,385
               Jun-93             156,535                      148,771
               Jul-93             157,647                      149,158
               Aug-93             158,183                      149,561
               Sep-93             158,526                      149,964
               Oct-93             158,673                      150,309
               Nov-93             158,791                      150,670
               Dec-93             158,842                      151,107
               Jan-94             160,077                      151,515
               Feb-94             160,393                      151,757
               Mar-94             159,786                      152,167
               Apr-94             159,241                      152,517
               May-94             159,561                      152,959
               Jun-94             159,414                      153,495
               Jul-94             160,036                      154,017
               Aug-94             159,988                      154,510
               Sep-94             159,671                      155,081
               Oct-94             159,760                      155,624
               Nov-94             159,914                      156,138
               Dec-94             159,484                      156,903
               Jan-95             160,763                      157,577
               Feb-95             161,655                      158,318
               Mar-95             162,826                      159,125
               Apr-95             163,864                      159,889
               May-95             165,045                      160,705
               Jun-95             165,673                      161,524
               Jul-95             166,374                      162,299
               Aug-95             166,726                      163,095
               Sep-95             168,068                      163,845
               Oct-95             167,926                      164,566
               Nov-95             168,997                      165,306
               Dec-95             169,425                      166,166
               Jan-96             170,504                      166,897
               Feb-96             171,009                      167,565
               Mar-96             171,226                      168,252
               Apr-96             171,372                      168,958
               May-96             172,250                      169,685
               Jun-96             172,617                      170,415
               Jul-96             172,912                      171,130
               Aug-96             174,020                      171,918
               Sep-96             174,689                      172,743

TOTAL RETURN                       74.69%                       72.74%



GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the fund's shares after taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.

           Period Ending      Fund               Index

             1/14/87          98503              100,000
              Jan-87         98,542              100,188
              Feb-87         98,463              100,479
              Mar-87         98,905              100,778
              Apr-87         95,772              101,103
              May-87         94,937              101,410
              Jun-87         96,786              101,725
              Jul-87         97,271              102,020
              Aug-87         97,434              102,357
              Sep-87         95,553              102,675
              Oct-87         91,463              103,217
              Nov-87         91,957              103,530
              Dec-87         90,828              103,790
              Jan-88         90,109              104,127
              Feb-88         92,630              104,438
              Mar-88         91,630              104,764
              Apr-88         93,065              105,064
              May-88         94,898              105,371
              Jun-88         92,705              105,727
              Jul-88         94,996              106,078
              Aug-88         94,755              106,457
              Sep-88         94,689              106,893
              Oct-88         95,156              107,324
              Nov-88         95,087              107,707
              Dec-88         95,152              108,156
              Jan-89         96,712              108,620
              Feb-89         97,463              109,050
              Mar-89         97,990              109,568
              Apr-89         98,104              110,166
              May-89         97,660              110,674
              Jun-89         98,659              111,279
              Jul-89         99,953              111,807
              Aug-89        102,248              112,294
              Sep-89        102,557              112,783
              Oct-89        101,777              113,310
              Nov-89        100,849              113,819
              Dec-89        100,399              114,314
              Jan-90        100,091              114,782
              Feb-90        100,031              115,237
              Mar-90         99,723              115,747
              Apr-90         99,712              116,243
              May-90        100,656              116,765
              Jun-90        101,244              117,266
              Jul-90        100,776              117,814
              Aug-90        101,229              118,328
              Sep-90        100,441              118,843
              Oct-90         98,404              119,330
              Nov-90         99,488              119,810
              Dec-90        100,511              120,363
              Jan-91        102,252              120,841
              Feb-91        104,911              121,249
              Mar-91        109,257              121,706
              Apr-91        112,764              122,117
              May-91        114,015              122,498
              Jun-91        114,778              122,873
              Jul-91        116,708              123,264
              Aug-91        118,315              123,681
              Sep-91        118,820              124,075
              Oct-91        120,615              124,470
              Nov-91        121,404              124,866
              Dec-91        122,863              125,240
              Jan-92        127,033              125,516
              Feb-92        131,913              125,761
              Mar-92        132,958              126,023
              Apr-92        135,166              126,350
              May-92        137,675              126,613
              Jun-92        138,210              126,885
              Jul-92        140,625              127,190
              Aug-92        141,753              127,421
              Sep-92        142,150              127,703
              Oct-92        142,371              127,861
              Nov-92        141,976              128,027
              Dec-92        142,357              128,293
              Jan-93        143,818              128,543
              Feb-93        144,983              128,727
              Mar-93        145,487              128,953
              Apr-93        147,877              129,154
              May-93        148,938              129,347
              Jun-93        149,271              129,566
              Jul-93        150,278              129,785
              Aug-93        150,735              130,013
              Sep-93        151,008              130,241
              Oct-93        151,095              130,436
              Nov-93        151,156              130,639
              Dec-93        151,154              130,885
              Jan-94        152,277              131,115
              Feb-94        152,527              131,251
              Mar-94        151,898              131,482
              Apr-94        151,329              131,678
              May-94        151,581              131,927
              Jun-94        151,390              132,227
              Jul-94        151,926              132,519
              Aug-94        151,825              132,795
              Sep-94        151,469              133,114
              Oct-94        151,497              133,417
              Nov-94        151,588              133,703
              Dec-94        151,121              134,129
              Jan-95        152,273              134,504
              Feb-95        153,050              134,915
              Mar-95        154,090              135,362
              Apr-95        155,004              135,784
              May-95        156,052              136,234
              Jun-95        156,576              136,686
              Jul-95        157,169              137,112
              Aug-95        157,432              137,549
              Sep-95        158,629              137,960
              Oct-95        158,425              138,355
              Nov-95        159,364              138,760
              Dec-95        159,698              139,229
              Jan-96        160,643              139,627
              Feb-96        161,047              139,990
              Mar-96        161,181              140,363
              Apr-96        161,246              140,746
              May-96        162,007              141,139
              Jun-96        162,287              141,534
              Jul-96        162,499              141,920
              Aug-96        163,475              142,345
              Sep-96        164,037              142,789

TOTAL RETURN                 64.04%               42.79%





Please keep these amendments to the annual report with your annual report for reference. We encourage you to call Franklin Templeton Fund Information with any questions, at 1-800/342-5236.


Sincerely,

Franklin Templeton



                       Amendment dated November 30, 1996,
                          to the Franklin Managed Trust
                        September 30, 1996, Annual Report

The two charts on page 8 of the Franklin Corporate Qualified Dividend Fund are amended as follows:

 1) The date range indicated in the title to the "Total Return Index Comparison Before Taxes**" chart should have reflected the period 1/14/87-9/30/96 as set forth below. The chart itself remains unchanged, but is set forth below for convenience.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF AMENDMENT


 2) The date range indicated in the title to the "Total Return Index Comparison After Taxes**" chart should have reflected 1/14/87-9/30/96, and the data in the chart should have been as set forth in the revised chart below.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF AMENDMENT

APPENDIX

DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM AMENDMENT
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)


GRAPHIC MATERIAL (1)

The following line graph hypothetically compares the performance of the fund's shares before taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.

             Period Ending           Fund                      Index

              1/14/87               98503                      100,000
               Jan-87              98,542                      100,285
               Feb-87              98,463                      100,726
               Mar-87              98,937                      101,180
               Apr-87              95,834                      101,675
               May-87              95,034                      102,143
               Jun-87              96,926                      102,623
               Jul-87              97,454                      103,075
               Aug-87              97,658                      103,590
               Sep-87              95,813                      104,077
               Oct-87              91,761                      104,910
               Nov-87              92,298                      105,392
               Dec-87              91,207                      105,793
               Jan-88              90,570                      106,322
               Feb-88              93,170                      106,811
               Mar-88              92,229                      107,323
               Apr-88              93,741                      107,796
               May-88              95,654                      108,281
               Jun-88              93,509                      108,844
               Jul-88              95,888                      109,399
               Aug-88              95,712                      110,001
               Sep-88              95,714                      110,694
               Oct-88              96,254                      111,380
               Nov-88              96,253                      111,993
               Dec-88              96,388                      112,709
               Jan-89              98,044                      113,453
               Feb-89              98,876                      114,145
               Mar-89              99,482                      114,978
               Apr-89              99,669                      115,944
               May-89              99,290                      116,767
               Jun-89             100,379                      117,748
               Jul-89             101,768                      118,608
               Aug-89             104,180                      119,403
               Sep-89             104,569                      120,203
               Oct-89             103,844                      121,068
               Nov-89             102,968                      121,903
               Dec-89             102,579                      122,720
               Jan-90             102,336                      123,493
               Feb-90             102,347                      124,247
               Mar-90             102,104                      125,091
               Apr-90             102,167                      125,917
               May-90             103,209                      126,786
               Jun-90             103,887                      127,623
               Jul-90             103,482                      128,542
               Aug-90             104,023                      129,403
               Sep-90             103,289                      130,270
               Oct-90             101,268                      131,091
               Nov-90             102,462                      131,903
               Dec-90             103,660                      132,840
               Jan-91             105,536                      133,650
               Feb-91             108,362                      134,345
               Mar-91             112,933                      135,124
               Apr-91             116,641                      135,827
               May-91             118,012                      136,479
               Jun-91             118,879                      137,120
               Jul-91             120,957                      137,792
               Aug-91             122,701                      138,509
               Sep-91             123,303                      139,187
               Oct-91             125,246                      139,869
               Nov-91             126,145                      140,555
               Dec-91             127,761                      141,201
               Jan-92             132,173                      141,681
               Feb-92             137,328                      142,107
               Mar-92             138,492                      142,561
               Apr-92             140,869                      143,132
               May-92             143,562                      143,590
               Jun-92             144,196                      144,063
               Jul-92             146,794                      144,596
               Aug-92             148,049                      145,001
               Sep-92             148,533                      145,494
               Oct-92             148,832                      145,771
               Nov-92             148,478                      146,062
               Dec-92             148,936                      146,530
               Jan-93             150,526                      146,969
               Feb-93             151,807                      147,293
               Mar-93             152,397                      147,690
               Apr-93             154,963                      148,045
               May-93             156,131                      148,385
               Jun-93             156,535                      148,771
               Jul-93             157,647                      149,158
               Aug-93             158,183                      149,561
               Sep-93             158,526                      149,964
               Oct-93             158,673                      150,309
               Nov-93             158,791                      150,670
               Dec-93             158,842                      151,107
               Jan-94             160,077                      151,515
               Feb-94             160,393                      151,757
               Mar-94             159,786                      152,167
               Apr-94             159,241                      152,517
               May-94             159,561                      152,959
               Jun-94             159,414                      153,495
               Jul-94             160,036                      154,017
               Aug-94             159,988                      154,510
               Sep-94             159,671                      155,081
               Oct-94             159,760                      155,624
               Nov-94             159,914                      156,138
               Dec-94             159,484                      156,903
               Jan-95             160,763                      157,577
               Feb-95             161,655                      158,318
               Mar-95             162,826                      159,125
               Apr-95             163,864                      159,889
               May-95             165,045                      160,705
               Jun-95             165,673                      161,524
               Jul-95             166,374                      162,299
               Aug-95             166,726                      163,095
               Sep-95             168,068                      163,845
               Oct-95             167,926                      164,566
               Nov-95             168,997                      165,306
               Dec-95             169,425                      166,166
               Jan-96             170,504                      166,897
               Feb-96             171,009                      167,565
               Mar-96             171,226                      168,252
               Apr-96             171,372                      168,958
               May-96             172,250                      169,685
               Jun-96             172,617                      170,415
               Jul-96             172,912                      171,130
               Aug-96             174,020                      171,918
               Sep-96             174,689                      172,743

TOTAL RETURN                       74.69%                       72.74%



GRAPHIC MATERIAL (2)

The following line graph hypothetically compares the performance of the fund's shares after taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.

           Period Ending      Fund               Index

             1/14/87          98503              100,000
              Jan-87         98,542              100,188
              Feb-87         98,463              100,479
              Mar-87         98,905              100,778
              Apr-87         95,772              101,103
              May-87         94,937              101,410
              Jun-87         96,786              101,725
              Jul-87         97,271              102,020
              Aug-87         97,434              102,357
              Sep-87         95,553              102,675
              Oct-87         91,463              103,217
              Nov-87         91,957              103,530
              Dec-87         90,828              103,790
              Jan-88         90,109              104,127
              Feb-88         92,630              104,438
              Mar-88         91,630              104,764
              Apr-88         93,065              105,064
              May-88         94,898              105,371
              Jun-88         92,705              105,727
              Jul-88         94,996              106,078
              Aug-88         94,755              106,457
              Sep-88         94,689              106,893
              Oct-88         95,156              107,324
              Nov-88         95,087              107,707
              Dec-88         95,152              108,156
              Jan-89         96,712              108,620
              Feb-89         97,463              109,050
              Mar-89         97,990              109,568
              Apr-89         98,104              110,166
              May-89         97,660              110,674
              Jun-89         98,659              111,279
              Jul-89         99,953              111,807
              Aug-89        102,248              112,294
              Sep-89        102,557              112,783
              Oct-89        101,777              113,310
              Nov-89        100,849              113,819
              Dec-89        100,399              114,314
              Jan-90        100,091              114,782
              Feb-90        100,031              115,237
              Mar-90         99,723              115,747
              Apr-90         99,712              116,243
              May-90        100,656              116,765
              Jun-90        101,244              117,266
              Jul-90        100,776              117,814
              Aug-90        101,229              118,328
              Sep-90        100,441              118,843
              Oct-90         98,404              119,330
              Nov-90         99,488              119,810
              Dec-90        100,511              120,363
              Jan-91        102,252              120,841
              Feb-91        104,911              121,249
              Mar-91        109,257              121,706
              Apr-91        112,764              122,117
              May-91        114,015              122,498
              Jun-91        114,778              122,873
              Jul-91        116,708              123,264
              Aug-91        118,315              123,681
              Sep-91        118,820              124,075
              Oct-91        120,615              124,470
              Nov-91        121,404              124,866
              Dec-91        122,863              125,240
              Jan-92        127,033              125,516
              Feb-92        131,913              125,761
              Mar-92        132,958              126,023
              Apr-92        135,166              126,350
              May-92        137,675              126,613
              Jun-92        138,210              126,885
              Jul-92        140,625              127,190
              Aug-92        141,753              127,421
              Sep-92        142,150              127,703
              Oct-92        142,371              127,861
              Nov-92        141,976              128,027
              Dec-92        142,357              128,293
              Jan-93        143,818              128,543
              Feb-93        144,983              128,727
              Mar-93        145,487              128,953
              Apr-93        147,877              129,154
              May-93        148,938              129,347
              Jun-93        149,271              129,566
              Jul-93        150,278              129,785
              Aug-93        150,735              130,013
              Sep-93        151,008              130,241
              Oct-93        151,095              130,436
              Nov-93        151,156              130,639
              Dec-93        151,154              130,885
              Jan-94        152,277              131,115
              Feb-94        152,527              131,251
              Mar-94        151,898              131,482
              Apr-94        151,329              131,678
              May-94        151,581              131,927
              Jun-94        151,390              132,227
              Jul-94        151,926              132,519
              Aug-94        151,825              132,795
              Sep-94        151,469              133,114
              Oct-94        151,497              133,417
              Nov-94        151,588              133,703
              Dec-94        151,121              134,129
              Jan-95        152,273              134,504
              Feb-95        153,050              134,915
              Mar-95        154,090              135,362
              Apr-95        155,004              135,784
              May-95        156,052              136,234
              Jun-95        156,576              136,686
              Jul-95        157,169              137,112
              Aug-95        157,432              137,549
              Sep-95        158,629              137,960
              Oct-95        158,425              138,355
              Nov-95        159,364              138,760
              Dec-95        159,698              139,229
              Jan-96        160,643              139,627
              Feb-96        161,047              139,990
              Mar-96        161,181              140,363
              Apr-96        161,246              140,746
              May-96        162,007              141,139
              Jun-96        162,287              141,534
              Jul-96        162,499              141,920
              Aug-96        163,475              142,345
              Sep-96        164,037              142,789

TOTAL RETURN                 64.04%               42.79%





MESSAGE FROM THE PRESIDENT


Table of Contents                               Page


Message from the President                      1

Fund Reports
Franklin Corporate Qualified
Dividend Fund                                   3
Franklin Rising Dividends Fund                 10
Franklin Investment Grade

Income Fund                                    20

Statement of Investments                       25

Financial Statements                           33

Notes to Financial Statements                  36


To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

November 15, 1996

Dear Shareholder,

We are pleased to bring you the Franklin Managed Trust annual report for the fiscal year ended September 30, 1996.

Mild inflation, moderate growth and fluctuating interest rates characterized much of the reporting period. As you may know, the Federal Reserve Board (the
Fed) lowered interest rates twice in the last half of 1995 to help spur our languishing U.S. economy. With the Gross Domestic Product (GDP), a measure of the nation's economic output, posting a moderate 2% annual growth rate for the last six months of 1995, the Fed lowered rates once again in January 1996. This third reduction lowered the federal funds target rate (the interest rate banks charge one another for overnight loans) to 5.25%.+

The economy began to change direction in early 1996. With the release of a stronger-than-expected employment report in March, hopes for further rate reductions died, and long-term interest rates began to rise on fears of inflation. Subsequent economic reports put the annualized GDP at 3.4% for the first half of the year.+

By August, the market's anticipation of economic reports had become almost obsessive. Many investors and analysts anxiously awaited the release of every report (e.g. unemployment figures, labor costs, housing starts) in hopes of predicting whether the Fed would raise interest rates at its September 24 Open Market Committee meeting. As the meeting date neared, predictions became a daily event -- one day, "no," the next day, "yes." In the end, the Fed left rates unchanged.

Indeed, throughout the year, investors' preoccupation with economic indicators led to somewhat erratic financial markets. The Dow Jones Industrial Average(R) topped 5000 for the first time in November 1995, and closed at 5882.17 at the end of the Trust's fiscal year. This was not without some mid-year back-sliding, however, with the Dow dipping as low as 5346.55 on July 23. Additionally, rising long-term interest rates hurt bond prices, with the Lehman Brothers Government/Corporate Bond Index providing a total return of 4.51% for the reporting period.+

+Source: Bloomberg.

The following pages contain specific information about the performance of the funds in the Managed Trust. While each fund has distinct investment objectives, the fundamental principles remain the same: careful investment selection and professional management.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As always, we appreciate your continued support and look forward to serving your investment needs in the years ahead.

Sincerely,

William J. Lippman
President
Franklin Managed Trust

FRANKLIN CORPORATE QUALIFIED DIVIDEND FUND

Your Fund's Objective:

The Franklin Corporate Qualified Dividend Fund is designed to serve as an income-producing vehicle for the cash reserves of taxable corporations. The fund seeks to generate high after-tax income for corporations by investing primarily in the equity securities of domestic corporations whose dividends qualify for the 70% corporate dividends-received deduction.

The fund's share price, as measured by net asset value, fluctuated within a narrow range during the reporting period, and ended at $23.52 on September 30, 1996. This was down slightly from the fund's $23.76 net asset value at the start of the fiscal year. Throughout the reporting period, the fund continued to pay monthly tax-advantaged income, totaling $1.15 per share.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

As you can see from the pie chart above, auction-rate preferred stocks and cash and equivalents comprised nearly 60% of total net assets at the close of the fiscal year. Auction-rate preferred stocks tend to exhibit low price-sensitivity to interest rates, because they normally reset their rates every 49 days, based on the results of a Dutch auction. The auction process allows investors to receive par value for their securities from other investors who bid to set a new dividend rate.

Adjustable-rate preferred stocks have somewhat less price stability than auction-rate preferreds. Adjustables reset their dividend rates approximately every 90 days (according to a yield spread fixed at the time of their original sales) relative to the highest of three U.S. Treasury benchmarks: the three-month Treasury Bill Rate, the 10-year Constant Maturity Rate and the 20-year Constant Maturity Rate. Thus, adjustables tend to maintain their prices when interest rates swing radically. However, they are not protected from losses resulting from a decline in a security's credit quality.

Fixed-rate preferred stocks have limited terms until redemption, ranging from a few months to a few years. Thus, their sensitivity to interest rates approximates that of short- to intermediate-term bonds.

We seek to control various sources of potential risk, including interest rate and credit risk, through the careful selection of securities and active management of the fund. National ratings services, such as Standard and Poor's(R) and Moody's, as well as our own in-house evaluations, provide portfolio managers with a guide to each security issuer's credit quality.

The chart on the following page illustrates the qualitative breakdown of the fund's investments at the close of the period.

This discussion reflects our strategies for the fund and includes our opinions at the close of the reporting period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding the portfolio holdings discussed above may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can help illustrate how we analyze the securities we purchase or sell for the fund.

Looking forward, we will continue to emphasize investment-grade issues and frequent dividend resets in order to minimize price fluctuation. We believe this conservative approach should position the fund well for the future.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance Summary

During the 12-month reporting period, the Franklin Corporate Qualified Dividend Fund's price per share, as measured by net asset value, decreased 24.0 cents from $23.76 on September 30, 1995, to $23.52 on September 30, 1996. The fund paid income distributions totaling $1.15 per share over the same period. Dividends will vary based on portfolio earnings, and past distributions are not indicative of future trends.

For the period ended September 30, 1996, your fund provided a 12-month cumulative total return of +3.94%. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. It does not include the maximum sales charge. Past performance is not predictive of future results.

The fund's distribution rate was 4.52%, based on an annualization of September's monthly dividend of 9.0 cents ($0.09) per share and the maximum offering price of $23.88 on September 30, 1996. Based on the 1996 maximum federal corporate tax rate of 35%, the taxable equivalent distribution rate was 6.22% assuming that 100% of your fund's dividends qualify for the 70% corporate dividends-received deduction.

   Franklin Corporate Qualified Dividend Fund
   Dividend Distributions 10/1/95 - 9/30/96

                                           Dividend

   Month                                   per Share
   October                                 10 cents
   November                                10 cents
   December                                10 cents
   January                                 10 cents
   February                                10 cents
   March                                   10 cents
   April                                   10 cents
   May                                      9 cents
   June                                     9 cents
   July                                     9 cents
   August                                   9 cents
   September                                9 cents
   Total                                     $1.15


We have always maintained a long-term perspective and encourage our shareholders to do the same. While the fund may experience volatility from time to time, we believe its performance should be satisfactory over the long term. As the table on page 9 shows, if you had invested in the fund at its inception, your total return would have been more than 74.69% by the end of the reporting period.

The chart on page 8 compares the fund's performance since inception with the unmanaged Payden & Rygel 90-day T-Bill Index. As you can see, the fund's pre-tax performance has surpassed that of the index, despite the inherent performance differentials the index enjoys. More significantly, on an after-tax basis, the fund's performance surpasses the T-Bill Index by an even wider margin.* Of course, comparing a mutual fund to an unmanaged market index is never an exact comparison. Indexes do not pay management fees to cover salaries of security analysts or portfolio managers or pay commissions to buy and sell stocks and bonds. Unlike unmanaged indexes, mutual funds can never be 100% invested because they need to keep some cash on hand to redeem shares. The fund's performance figures include the maximum initial sales charge, all fund expenses and account fees.

*The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. Investment return and share price of the Franklin Corporate Qualified Dividend Fund fluctuate with market conditions.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT
GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

If operating expenses such as these had been applied to the index, the index's performance would have been lower. In addition, most of the securities in the Franklin Corporate Qualified Dividend Fund reset their dividends on a 49-day or 90-day cycle. Please remember, an index is simply an indicator of performance, and one cannot invest directly in an index.


Franklin Corporate Qualified Dividend Fund
Periods Ended September 30, 1996

                                                                        Since
                                                                      Inception
                                                  1-Year    5-Year    (1/14/87)
NAV Cumulative Total Return1                       3.94%    41.67%     77.34%
POP Cumulative Total Return1                       2.39%    39.58%     74.69%
NAV Average Annual Total Return2                   3.94%     7.22%      6.08%
POP Average Annual Total Return2                   2.39%     6.90%      5.91%

Distribution Rate3                        4.52%
Equivalent Taxable
Distribution Rate4                        6.22%
30-Day Standardized Yield5                4.13%
Equivalent Taxable Yield4                 5.69%

1. Net asset value (NAV) cumulative total returns show the change in value of an investment over the periods indicated and do not include the sales charge. Public offering price (POP) returns include the maximum 1.5% initial sales charge.See Note below.
2. NAV average annual total returns represent the average annual change in value of an investment over the specified periods and do not include the sales charge. POP returns reflect the current, maximum 1.5% initial sales charge. See Note below.
3. Distribution rate is based on an annualization of the fund's current 9.0 cent per share monthly dividend and the maximum offering price of $23.88 on September 30, 1996.
4. Equivalent taxable distribution rate and yield assume the 1996 maximum federal corporate tax rate of 35%.
5. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio during the 30 days ended September 30, 1996.
Note: All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

FRANKLIN RISING DIVIDENDS FUND

Your Fund's Objective:
The Franklin Rising Dividends Fund seeks long-term capital appreciation primarily through investing in the equity securities of companies that have paid consistently rising dividends over the past 10 years.

We are happy to report that the Franklin Rising Dividends Fund performed well over the fiscal year. As discussed in the Performance Summary on page 14, the Class I share's one-year cumulative total return was 17.83%.

Significant additions to the portfolio this year included Dover Corp., Wallace Computer Services, Inc., Nucor Corp., and Millipore Corp. All four companies have increased their dividends each year for more than 20 years. Additionally, their dividends have grown at a ten-year average annual rate of at least 10%. These companies are leaders in their respective industries, and the fund acquired these stocks at price/earnings ratios below their 10-year averages.

Several positions were reduced during the fiscal year, as price/earnings ratios moved toward the high end of historical ranges, including Merck & Co., Inc.; Pfizer, Inc.; and Walgreen Co. We also greatly reduced the fund's exposure to Selective Insurance Group, Inc., because the company decided not to increase its dividend despite good earnings. Likewise, we eliminated the fund's holding in Stride Rite Corp., which reduced its dividend after experiencing poor operating performance.

Notable dividend increases during the fiscal year came from Allied Group Inc. (+29.4%), CoreStates Financial Corp. (+23.5%), Hewlett-Packard Co. (+20%), Loctite Corp. (+20%), MMI Cos. Inc. (+20%), Mercury General Corp. (+20%), Newell Co. (+16.7%), Philip Morris Cos, Inc. (+20%) and Wallace Computer Services, Inc. (+30.2%).


   Franklin Rising Dividends Fund vs.
   Standard & Poor's 500 Stock Index
   Common Stock Analysis

   Quarter Ended September 30, 1996

                           Rising
                       Dividends Fund    S&P 500*
   Gross Income Yield       2.5%           2.3%
   Price/Book Value         3.3x           3.1x
   Average Market
   Capitalization       $9.5 billion   $10.4 billion
   Price/Earnings           16.50          19.69
   Debt/Total Capital       18.3%          37.0%
   BETA                      .71           1.00

Glossary of Terms:

Gross Income Yield: Rate of return paid on a stock in dividends. Calculated by dividing the annual dividend by the price of the stock.

Price/Book Value: Ratio of a stock's price to its book value per share. Book value is the total net asset value of a company's securities (total assets minus total liabilities). Dividing book value by the number of common shares gives the book value per share. A stock that has a low price to book value ratio may be under-priced and thus a good value.

Market Capitalization: The value of a company as determined by multiplying the market price of its stock by the number of its issued and outstanding shares.

Price/Earnings Ratio: The price of a stock divided by its earnings per share. For instance, a stock that sold for $40 a share and earned $2 per share last year, has a trailing P/E of 20. Companies with a P/E greater than 20 tend to be young, faster-growing companies, while low P/E stocks tend to be in mature industries or of established blue-chip companies. P/E is often used to demonstrate how expensive a stock is, i.e., how much investors are willing to pay for a company's earnings.

Debt/Total Capital: Total long-term debt divided by total of long-term debt and shareholders' equity. This ratio indicates the extent to which a company has borrowed money.

BETA: A measure of a stock's relative volatility. In this case, it measures the covariance of a stock in relation to the S&P 500. Since the S&P 500 has a BETA of 1.0, a beta below this number indicates a stock or fund should be less volatile than the S&P 500, while a beta higher than 1.0 indicates greater volatility than the S&P 500. The fund's beta of .71 indicates the fund should be 30% less volatile than the S&P 500.

*The S&P 500(R) Index is unmanaged, and one cannot invest directly in an index.

We base our investment strategy on the belief that companies with consistently rising dividends should, over time, also realize appreciation in their stock prices. Highlighted in the table on page 11 are several criteria we use to select portfolio securities. To be eligible for purchase, stocks must pass certain investment "screens," or screening procedures, requiring consistent and substantial dividend increases, strong balance sheets and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.


   Franklin Rising Dividends Fund
   Top 10 Stock Holdings on September 30, 1996
   Based on Total Net Assets
   Company                                % of total
   Industry                               net assets
   Trust Co Bank Corp., N.Y.                 2.94%
   Banks
   Dimon, Inc.                               2.89%
   Consumer Goods & Services
   Federal National
   Mortgage Assoc. (FNMA)                    2.78%
   Financial Services
   Rite Aid Corp.                            2.65%
   Retail
   Family Dollar Stores, Inc.                2.62%
   Retail
   Allied Group, Inc.                        2.56%
   Insurance -- Property Casualty
   Dover Corp.                               2.41%
   Industrial
   Harper Group, Inc.                        2.40%
   Transportation
   RLI Corp.                                 2.37%
   Insurance -- Property Casualty
   Philip Morris Cos., Inc.                  2.36%
   Consumer Goods

For a complete list of the fund's holdings, please see page 27 of this report. Performance Summary

As shown in the table to the right, our ten largest positions on September 30, 1996, comprised 26% of the fund's total net assets. It is interesting to note how these 10 companies would, in the aggregate, answer the fund's screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 19 years in a row and by 860% in the last 10 years (333%, excluding FNMA's unrepeatable 5601%). The most recent dividend increases for these 10 holdings averaged 12.5%, for a quarter-end yield of 2.7% on September 30, 1996, and a dividend payout ratio of 37%. Long-term debt averaged 20% of capitalization, and the average price/earnings ratio was 13.7, versus 19.69 for that of the unmanaged Standard and Poor's 500 Stock Index on the same date.

This discussion reflects our strategies for the fund and includes our opinions at the close of the reporting period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding the portfolio holdings discussed above may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can help illustrate how we analyze the securities we purchase for the fund.

Class I

Your fund's share price, as measured by net asset value, increased $2.72 during the reporting period, from $17.31 on September 30, 1995, to $20.03 on September 30, 1996. The fund paid distributions totaling 33.9 cents ($0.339) per share, including 28.0 cents ($0.28) in dividend income and a special 1995 year-end income distribution of 5.9 cents ($0.059).

The fund posted a cumulative total return of +17.83% for the 12-month period ended September 30, 1996. Total return measures the change in value of an investment over the periods indicated, assuming reinvestment of all distributions, and does not include the sales charge. Past performance is not predictive of future results.

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The graph to the right compares the performance of the fund's Class I shares since inception, with that of the unmanaged Wilshire Midcap Growth Index and the Consumer Price Index (CPI). As you can see, the fund's performance has exceeded the increase in the CPI, which means your investment returns have surpassed the rate of inflation, a primary goal of any investment. Please note that the Wilshire Midcap Growth Index differs from the fund in that it includes companies with market capitalizations (the market value of a company's issued and outstanding stock) ranging from $300 million to $1.3 billion, while your fund's portfolio includes companies with smaller market capitalizations and ranges from $83 million to $107 billion.

Comparing a mutual fund with an unmanaged index, however, is never an exact comparison. Indexes do not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions to buy and sell stocks and bonds. Unlike unmanaged indexes, mutual funds can never be 100% invested because they need to keep some cash on hand to redeem shares. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, the index's performance would have been lower. Please remember, an index is simply a measure of performance, and one cannot invest in an index directly.


Franklin Rising Dividends Fund -- Class I
Periods Ended September 30, 1996

                                                                        Since
                                                                      Inception
                                                  1-Year    5-Year    (1/14/87)
Cumulative Total Return1                          17.83%    54.88%     150.94%
Average Annual Total Return2                      12.50%     8.14%      9.42%
Distribution Rate3                       1.34%
30-Day Standardized Yield4               1.12%
Value of $10,000 Investment5                      $11,250   $14,788    $23,962


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include the sales charge. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the specified periods and reflects the current, maximum 4.50% initial sales charge. See Note below.

3. Distribution rate is based on an annualization of the current 7.0 cent per share quarterly dividend and the maximum offering price of $20.97 on September 30, 1996.

4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1996.

5. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and includes the maximum 4.5% sales charge. See Note below.

Note: Prior to July 1, 1994, Class I shares were offered at a lower initial sales charge. Thus, actual total returns for purchasers of shares during that period would have been somewhat higher than noted above. All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

Performance Summary

Class II

Your fund's share price, as measured by net asset value, increased $2.70 during the reporting period, from $17.28 on September 30, 1995, to $19.98 on September 30, 1996. The fund paid distributions totaling 24.46 cents ($0.2446) per share, including 20.36 cents ($0.2036) in dividend income and a special 1995 year-end income distribution of 4.1 cents ($0.041).

The fund posted a cumulative total return of +17.16% for the 12-month period ended September 30, 1996. Total return measures the change in value of an investment over the periods indicated, assuming reinvestment of dividends, and does not include sales charges. Past performance is not predictive of future results.

The graph on page 18 compares the performance of the fund's Class II shares since inception, with that of the unmanaged Wilshire Midcap Growth Index and the Consumer Price Index (CPI). As you can see, the fund's performance has exceeded the increase in the CPI, which means your investment returns have surpassed the rate of inflation, a primary goal of any investment. Please note that the Wilshire Midcap Growth Index differs from the fund in that it includes companies with market capitalizations (the market value of a company's issued and outstanding stock) ranging from $300 million to $1.3 billion, while your fund's portfolio includes companies with smaller market capitalizations and ranges from $83 million to $107 billion.

Comparing a mutual fund with an unmanaged index, however, is never an exact comparison. Indexes do not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions to buy and sell stocks and bonds. Unlike unmanaged indexes, mutual funds can never be 100% invested because they need to keep some cash on hand to redeem shares. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, the index's performance would have been lower. Please remember, an index is simply a measure of performance, and one cannot invest in an index directly.

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Franklin Rising Dividends Fund -- Class II

Periods Ended September 30, 1996

                                                                        Since
                                                                      Inception
                                                            1-Year    (5/1/95)
Cumulative Total Return1                                    17.16%     32.22%
Average Annual Total Return2                                15.03%     20.19%
Distribution Rate3                                 .88%
30-Day Standardized Yield4                         .64%
Value of $10,000 Investment5                                $11,503    $12,987


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the specified periods and reflects the current, maximum 1.0% initial sales charge as well as the 1.0% contingent deferred sales charge, applicable to shares redeemed within the first 18 months of investment.
3. Distribution rate is based on an annualization of the current 4.46 cent per share quarterly dividend and the maximum offering price of $20.18 on September 30, 1996.
4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1996.
5. These figures represent the value of a hypothetical $10,000 investment in the fund over the periods indicated and includes the maximum 1% initial sales charge. See Note below.
Note: All total return calculations assume reinvestment of dividends and capital gains, if any, at net asset value. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

FRANKLIN INVESTMENT GRADE INCOME FUND

Your Fund's Objective:
The Franklin Investment Grade Income Fund seeks to generate a maximum level of high current income consistent with investing in investment-grade debt securities having primarily intermediate maturities. The fund seeks to offer a higher total return than a money market fund, generally with less risk to principal than a fund composed of either long-term securities or securities that are below investment-grade quality. Because of the fund's continuing emphasis on a shorter maturity structure, its share price, as measured by net asset value, fluctuated narrowly during the reporting period. On September 30, 1996, the fund's net asset value was $9.01, down only slightly from $9.04 at the beginning of the period.

During the 12-month period, long-term interest rates exhibited the type of volatility that leads many cautious investors to prefer the greater stability associated with short- and intermediate-term investment instruments, even though they have lower yields. In 1995, 30-year Treasuries gained 8 points (+7.64%) between October 1 and December 31, as the yield dropped from 6.51% to 5.95%.+* (A bond's price moves in the opposite direction as its yield. This means if new bonds are being issued with lower yields, prices on existing bonds will rise, and vice versa.) Then bond prices plummeted 14.19 points (-12.59%) as yields soared to 6.99% on September 30, 1996.

+Source: Bloomberg.
*Calculated based on closing market bid yields on actively traded Treasuries in the over-the-counter market.

As always, we seek to control interest-rate risk and credit risk by carefully selecting securities and actively managing their maturities. The chart on page 21 illustrates the fund's credit quality breakdown. In addition, the weighted-average credit quality of the fund was AA, as measured by Standard and Poor's(R) Corporation. All investments are call-protected for life.

On September 30, 1996, 37% of the portfolio's total net assets consisted of government and government-related bonds, 24% straight, short- and intermediate-term corporate bonds, 14% corporate "put" bonds, and 25% cash and cash equivalents.

The use of "put" bonds is an integral part of our conservative investment strategy. A put bond is one that can be redeemed before maturity at face value
(par). Thus, if interest rates rise, we can redeem a put bond early, at par on the optional retirement date, and reinvest the proceeds at the new, higher interest rates. Conversely, if interest rates decline by the security's optional retirement date, we can either keep the higher-yielding bond, or sell it at a favorable price.

On September 30, 1996, the fund's weighted average maturity was 1.3 years, using the optional put dates as the effective maturities, and 3.9 years using the stated maturity dates.

GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT

We will continue to maintain our conservative investment posture. It is our belief that this strategy can enable us to produce solid total returns without subjecting the portfolio's share price to significant price volatility.

Performance Summary

Your fund's share price, as measured by net asset value, decreased 3.0 cents ($.03) from $9.04 on September 30, 1995, to $9.01 on September 30, 1996.

During the 12-month period, your fund paid income distributions totaling 40.6 cents ($0.406) per share, including 39.6 cents ($0.396) per share in monthly dividend income and a special 1995 year-end income distribution of 1.0 cent ($0.01) per share. Based on an annualization of the current monthly dividend of
3.3 cents ($0.033) per share and the maximum offering price of $9.41 on September 30, 1996, your fund's distribution rate was 4.21%. Distributions will vary based on the earnings of the fund's portfolio, and past distributions are not predictive of future trends.

For the 12-month period ended September 30, 1996, your fund posted a cumulative total return of +4.25%. Cumulative total return measures the change in value of an investment over the specified periods, and assumes reinvestment of dividends and capital gains. It does not include the initial sales charge. Past performance does not guarantee future results.

GRAPHIC MATERIAL 9 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The graph above compares the fund's performance, since inception, with the Consumer Price Index (CPI) and the Lehman Brothers Intermediate U.S. Government Bond Index. As the graph illustrates, the fund has exceeded the CPI, keeping your purchasing power well ahead of inflation -- a primary goal of any investment. Your fund's performance has closely followed the performance of the unmanaged Lehman Brothers Intermediate U.S. Government Bond Index.

Comparing a mutual fund with an unmanaged index, however, is never an exact comparison. For one, indexes do not pay management fees to cover salaries of security analysts or portfolio managers, or pay commissions to buy and sell bonds. Unlike unmanaged indexes, mutual funds can never be 100% invested because they need to keep some cash on hand to redeem shares. The fund's performance figures also include the maximum initial sales charge, all fund expenses and account fees. If operating expenses such as the fund's had been applied to the index, the index's performance would have been lower. Please remember, an index is simply a measure of performance, and one cannot invest in an index directly.

Franklin Investment Grade Income Fund
Periods Ended September 30, 1996
                                                                        Since
                                                                      Inception
                                                  1-Year    5-Year    (1/14/87)
Cumulative Total Return1                           4.25%    36.21%     77.39%
Average Annual Total Return2                       -.17%     5.45%      5.61%
Distribution Rate3                        4.21%
30-Day Standardized Yield4                4.57%


1. Cumulative total returns measure the change in value of an investment over the periods indicated and do not include the sales charge. See Note below.
2. Average annual total return represents the average annual change in value of an investment over the specified periods and reflects the current, maximum 4.25% initial sales charge. See Note below.
3. Distribution rate is based on an annualization of the current 3.3 cent per share monthly dividend and the maximum offering price of $9.41 on September 30, 1996.
4. Yield, calculated as required by the SEC, is based on the earnings of the fund's portfolio for the 30 days ended September 30, 1996.
Note: Prior to July 1, 1994, fund shares were offered at a lower initial sales charge. Thus, actual total returns for purchasers of shares during that period would have been somewhat different than noted above. Effective May 1, 1994, the fund eliminated the sales charge on reinvested dividends and implemented a plan of distribution under the Rule 12b-1, which affects subsequent performance. All total return calculations assume reinvestment of dividends and capital gains at net asset value and reflect 12b-1 fees from the date of the plan's implementation. Your investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

   Franklin Investment Grade Income Fund
   Dividend Distributions 10/1/95 - 9/30/96
                                         Dividend
   Month                                 per Share
   October                               3.3 cents
   November                              3.3 cents
   December                              4.3 cents+
   January                               3.3 cents
   February                              3.3 cents
   March                                 3.3 cents
   April                                 3.3 cents
   May                                   3.3 cents
   June                                  3.3 cents
   July                                  3.3 cents
   August                                3.3 cents
   September                             3.3 cents
   Total                                40.6 cents

+The December dividend includes both a regular dividend of 3.3 cents, plus a special 1995 year-end income distribution of 1.0 cent per share

FRANKLIN MANAGED TRUST

Statement of Investments in Securities and Net Assets, September 30, 1996




                                                                                                        Value
   Shares       Franklin Corporate Qualified Dividend Fund                                            (Note 1)
          a     Adjustable Rate Preferred Stocks  13.8%

                Commercial Banks & Bank Holding Companies  7.3%
     48,200     Citicorp, 5.754% adj. rate pfd., Series 19 ......................................    $ 1,069,438
     22,400     Marine Midland Bank (HONSHA), 6.00% adj. rate pfd., Series A.....................        949,200
                                                                                                   -------------
                                                                                                       2,018,638
                                                                                                   -------------
                Electric Utilities  6.5%
     10,000     Arizona Public Service Co., 6.00% adj. rate pfd., Series Q.......................        830,000
     46,700     Toledo Edison Co., 7.08% cum. adj. rate pfd., Series A...........................        969,025
                                                                                                   -------------
                                                                                                       1,799,025
                                                                                                   -------------
                      Total Adjustable Rate Preferred Stocks (Cost $4,260,792)...................      3,817,663
                                                                                                   -------------
          b     Auction Rate Preferred Stocks  45.5%
        13c     CNA Financial Corp., 4.03%, Series F.............................................      1,305,952
        13c     General Electric Capital Corp., 3.86%, Series K..................................      1,305,855
        13c     International Lease Finance, 3.99%, Series B.....................................      1,301,008
     1,000d     Morgan (JP), Inc., 3.83%, Series C...............................................      1,002,021
        13c     Northern Trust Corp., 3.994%, Series C...........................................      1,303,890
        10c     Republic NY Corp., 3.95%, Series A ..............................................      1,000,775
        13c     Rhone-Poulenc Rorer, 5.35%, Series 1 ............................................      1,310,819
        13c     Sara Lee Corp., 3.933%, Series D.................................................      1,301,704
        15c     Transamerica Co., 4.001%, Series A-1.............................................      1,502,167
        13c     Virginia Electric & Power Co., 3.985%, Series 92-A ..............................      1,305,199
                                                                                                   -------------
                      Total Auction Rate Preferred Stocks (Cost $12,600,000).....................     12,639,390
                                                                                                   -------------
                Fixed Rate Preferred Stocks  25.6%
                Commercial Banks  5.0%
     28,000     Bankers Trust (New York), 7.375% flex. rate pfd., Series J.......................      1,406,748
                                                                                                   -------------
                Financial Services  3.7%
     10,000     Household Finance Co., 7.25% pfd., Series 92-A...................................      1,025,000
                                                                                                   -------------
                Industrial  3.1%
     28,913     McDermott, Inc., $2.60 cum. S.F., pfd., Series B.................................        856,547
                                                                                                   -------------
                Pharmaceuticals  4.7%
        13c     Smithkline Beecham Holding, flex. rate pfd., 5.58%, Series A-1 ..................      1,300,000
                                                                                                   -------------
                Utilities  9.1%
     15,000     Entergy Louisiana, Inc., 7.00% S.F., pfd.,.......................................      1,500,000
     10,000     Rochester Gas & Electric Co., 7.45% S.F., pfd., Series S.........................      1,031,250
                                                                                                   -------------
                                                                                                       2,531,250
                                                                                                   -------------
                      Total Fixed Rate Preferred Stocks (Cost $7,263,184)........................      7,119,545
                                                                                                   -------------
                      Total Long Term Investments (Cost $24,123,976).............................     23,576,598
                                                                                                   -------------

                eReceivables from Repurchase Agreements  10.1%
$ 2,826,067     Joint Repurchase Agreement, 5.687%, 10/01/96, (Maturity Value $2,817,343)
                 (Cost $2,816,898)
                 Aubrey G. Lanston & Co., Inc., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 6.00%, 09/30/98
                 Bear, Stearns & Co., Inc., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Bills, 02/27/97
                U.S. Notes, 5.75% - 5.875%, 08/15/98 - 10/31/00
                 Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 4.75% - 8.50%, 07/15/97 - 08/15/01
                 Fuji Securities, Inc., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 5.75% - 6.75%, 05/31/97 - 04/30/00
                 Lehman Brothers, Inc., (Maturity Value $386,467)
                 Collateral: U.S. Treasury Notes, 5.125% - 8.00%, 02/28/98 - 06/30/01
                 The Nikko Securities Co. International, Inc., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 5.375% - 6.50%, 11/30/97 - 05/31/01
                 SBC Warburg, Inc., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 6.00%, 05/31/98
                 UBS Securities, L.L.C., (Maturity Value $347,268)
                 Collateral: U.S. Treasury Notes, 5.75% - 7.375%, 07/31/97 - 11/15/97 ...........    $ 2,816,898
                                                                                                   -------------
                          Total Investments (Cost $26,940,874)  95.0%............................     26,393,496
                          Other Assets and Liabilities, Net  5.0%................................      1,397,919
                                                                                                   -------------
                          Net Assets  100.0%.....................................................    $27,791,415
                                                                                                   =============


                At September 30, 1996, the net unrealized depreciation based on the cost of investments for income tax purposes of $26,940,874 was as follows:
                  Aggregate gross unrealized appreciation for all investments in which there
                 was an excess of value over tax cost............................................       $ 84,253
                  Aggregate gross unrealized depreciation for all investments in which there
                 was an excess of tax cost over value............................................       (631,631)
                                                                                                   -------------
                  Net unrealized depreciation....................................................     $ (547,378)
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:

L.L.C. - Limited Liability Corp.
S.F.   - Sinking Fund

aDividend rates adjust quarterly in reference to various U.S. Treasury benchmarks.
bDividend rates adjust in response to periodic auctions, normally on a 49-day cycle.
c1 share = $100,000 par value
d1 share = $1,000 par value
eFace amount for repurchase agreements is for the underlying collateral. See
Note 1(f) regarding joint repurchase agreement.

FRANKLIN MANAGED TRUST

Statement of Investments in Securities and Net Assets, September 30, 1996


                                                                                                        Value
   Shares       Franklin Rising Dividends Fund                                                        (Note 1)
                 Common Stocks 96.6%

                Banks  13.0%
     111,000    Banc One Corp. .................................................................     $ 4,551,000
     103,500    CoreStates Financial Corp. .....................................................       4,476,375
     150,000    Mercantile Bankshares Corp. ....................................................       4,443,750
     121,800    National Commerce Bancorp. .....................................................       3,988,950
     100,500    State Street Boston Corp. ......................................................       5,766,188
     348,400    TrustCo Bank Corp., New York ...................................................       8,274,500
     142,000    Wilmington Trust Corp. .........................................................       5,076,500
                                                                                                   -------------
                ................................................................................      36,577,263
                                                                                                   -------------
                Business Services  4.0%
     256,900    Ennis Business Forms ...........................................................       2,761,675
     103,500    Standard Register Co. ..........................................................       2,859,188
     199,500    Wallace Computer Services, Inc. ................................................       5,635,875
                                                                                                   -------------
                                                                                                      11,256,738
                                                                                                   -------------
                Consumer Goods & Services  14.4%
     141,900    Alberto-Culver Co., Class A ....................................................       5,197,088
      42,900    Block Drug Co., Inc., Class A...................................................       1,925,138
     425,000    Dimon, Inc. ....................................................................       8,128,125
     175,200    Newell Co. .....................................................................       5,256,000
      74,000    Philip Morris Cos., Inc. .......................................................       6,641,500
     190,600    Stanhome, Inc. .................................................................       5,503,575
     180,000    Universal Corp. ................................................................       4,590,000
     115,000    UST, Inc. ......................................................................       3,406,875
                                                                                                   -------------
                                                                                                      40,648,301
                                                                                                   -------------
                Drugs/Health Care  6.6%
     205,000    Bard, (C.R.), Inc. .............................................................       6,380,625
      43,200    Bristol-Myers Squibb Co. .......................................................       4,163,400
      59,000    Merck & Co., Inc. ..............................................................       4,152,125
      38,800    Pfizer, Inc. ...................................................................       3,070,050
      35,500    West Co., Inc. .................................................................         918,563
                                                                                                   -------------
                                                                                                      18,684,763
                Electronics/Technology  6.1%
                                                                                                   -------------
      41,900    Cohu, Inc. .....................................................................         775,150
      68,700    General Electric Co. ...........................................................       6,251,700
     106,500    Hewlett-Packard Co. ............................................................       5,191,875
      89,300    Rockwell International Corp. ...................................................       5,034,288
                                                                                                   -------------
                                                                                                      17,253,013
                                                                                                   -------------
                Energy  2.2%
      40,000    Royal Dutch Petroleum Co., New York Shares, ADR.................................     $ 6,245,000
                                                                                                   -------------
                Financial Services  2.8%
     224,200    Federal National Mortgage Association ..........................................       7,818,975
                                                                                                   -------------
                Industrial  16.7%
      54,700    Avery Dennison Corp. ...........................................................       3,035,850
      18,700    Brady, (W.H.) Co. ..............................................................         469,838
     141,900    Dover Corp. ....................................................................       6,775,725
      58,400    Kaydon Corp. ...................................................................       2,511,200
     117,000    Kimball International, Inc., Class B ...........................................       4,285,125
      48,600    Leggett & Platt, Inc. ..........................................................       1,427,625
     108,300    Loctite Corp. ..................................................................       4,900,575
     134,700    Millipore Corp. ................................................................       5,320,650
     160,500    Monsanto Co. ...................................................................       5,858,250
     142,000    Myers Industries, Inc. .........................................................       2,130,000
     107,800    Nucor Corp. ....................................................................       5,470,850
     160,000    Superior Industries International, Inc. ........................................       3,860,000
      77,600    Superior Surgical Manufacturing Co., Inc. ......................................         921,500
                                                                                                   -------------
                                                                                                      46,967,188
                                                                                                   -------------
                Insurance - Life & Health  .7%
      36,800    Jefferson-Pilot Corp. ..........................................................       1,904,400
                                                                                                   -------------
                Insurance - Property Casualty  15.4%
     187,500    Allied Group, Inc. .............................................................       7,218,750
      26,800    American International Group, Inc. .............................................       2,700,100
     125,000    Chubb Corp. ....................................................................       5,750,000
     129,400    Mercury General Corp. ..........................................................       6,081,800
     190,500    MMI Cos., Inc. .................................................................       5,738,813
     256,250    RLI Corp. ......................................................................       6,662,500
     107,000    SAFECO Corp. ...................................................................       3,745,000
      19,400    Selective Insurance Group, Inc. ................................................         649,900
      89,000    St. Paul Cos., Inc. ............................................................       4,939,500
                                                                                                   -------------
                                                                                                      43,486,363
                                                                                                   -------------
                Retail  10.5%
      88,100    Circuit City Stores, Inc. ......................................................       3,182,612
     425,000    Family Dollar Stores, Inc. .....................................................       7,384,374
     206,000    Rite Aid Corp. .................................................................       7,467,500
      94,658    The Limited, Inc. ..............................................................       1,810,333

                Retail (cont.)
      83,000    Walgreen Co. ...................................................................     $ 3,071,000
     247,500    Wal-Mart Stores, Inc. ..........................................................       6,527,812
                                                                                                   -------------
                                                                                                      29,443,631
                                                                                                   -------------
                Transportation  4.2%
     314,500    Arnold Industries, Inc. ........................................................       4,953,374
     330,000    Harper Group, Inc. .............................................................       6,765,000
                                                                                                   -------------
                                                                                                      11,718,374
                                                                                                   -------------
                      Total Long Term Investments (Cost $208,052,737) ..........................     272,004,009
                                                                                                   -------------
    Face
   Amount
           e    Receivables from Repurchase Agreements  2.9%
$  8,196,572    Joint Repurchase Agreement, 5.687%, 10/01/96, (Maturity Value $8,170,322)
                 (Cost $8,169,032)
                 Aubrey G. Lanston & Co., Inc., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 6.00%, 09/30/98
                 Bear, Stearns & Co., Inc., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Bills, 02/27/97
                U.S. Treasury Notes, 5.75% - 5.875%, 08/15/98 - 10/31/00
                 Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 4.75% - 8.50%, 07/15/97 - 08/15/01
                 Fuji Securities, Inc., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 5.75% - 6.75%, 05/31/97 - 04/30/00
                 Lehman Brothers, Inc., (Maturity Value $1,120,762)
                 Collateral: U.S. Treasury Notes, 5.125% - 8.00%, 02/28/98 - 06/30/01
                 The Nikko Securities Co. International, Inc., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 5.375% - 6.50%, 11/30/97 - 05/31/01
                 SBC Warburg, Inc., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 6.00%, 05/31/98
                 UBS Securities, L.L.C., (Maturity Value $1,007,080)
                 Collateral: U.S. Treasury Notes, 5.75% - 7.375%, 07/31/97 - 11/15/97 ..........       8,169,032
                                                                                                   -------------
                          Total Investments (Cost $216,221,769)  99.5%..........................     280,173,041
                          Other Assets and Liabilities, Net  .5%................................       1,455,054
                                                                                                   -------------
                          Net Assets  100.0% ...................................................    $281,628,095
                                                                                                   =============



                At September 30, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $216,221,769 was as follows:
                  Aggregate gross unrealized appreciation for all investments in which
                 there was an excess of value over tax cost ....................................    $ 64,976,665
                  Aggregate gross unrealized depreciation for all investments in which
                 there was an excess of tax cost over value ....................................      (1,025,393)
                                                                                                   -------------
                  Net unrealized appreciation ..................................................    $ 63,951,272
                                                                                                   =============


PORTFOLIO ABBREVIATIONS:

L.L.C. - Limited Liability Corp.

eFace amount for repurchase agreements is for the underlying collateral. See
Note 1(f) regarding joint repurchase agreement.

FRANKLIN MANAGED TRUST

Statement of Investments in Securities and Net Assets, September 30, 1996


    Face                                                                                                Value
   Amount      Franklin Investment Grade Income Fund                                                  (Note 1)
                U.S. Government Securities and Agencies  37.3%

$ 2,000,000    Tennessee Valley Authority, bonds, (putable* 07/15/01, callable 07/15/20), 6.235%,
                07/15/45 ........................................................................    $ 1,979,876
  2,000,000    U.S. Treasury Notes, 5.625%, 06/30/97 ............................................      2,000,624
  2,000,000    U.S. Treasury Notes, 5.875%, 07/31/97 ............................................      2,003,124
  1,000,000    U.S. Treasury Notes, 5.625%, 10/31/97 ............................................        997,813
  1,000,000    U.S. Treasury Notes, 5.125%, 04/30/98 ............................................        987,187
  2,000,000    U.S. Treasury Notes, 5.875%, 08/15/98 ............................................      1,993,124
  1,000,000    U.S. Treasury Notes, 5.875%, 03/31/99 ............................................        992,812
                                                                                                   -------------
                     Total U.S. Government Securities and Agencies (Cost $11,030,316)............     10,954,560
                                                                                                   -------------
               Corporate Bonds  37.4%
               Consumer Goods  5.1%
  1,500,000    Heinz (H.J.) Co., notes, 5.50%, 09/15/97 .........................................      1,494,561
                                                                                                   -------------
               Electric Utilities  3.4%
  1,000,000    Southern California Edison Co., notes, 5.875%, 02/01/98 ..........................        994,581
                                                                                                   -------------
               Financial Services  18.6%
  1,300,000    Associates Corp. of North America, deb., (putable * 03/03/98), Series B, 7.95%,
                02/15/10 ........................................................................      1,384,935
  1,500,000    Ford Motor Credit Corp., global bond, 6.25%, 02/26/98 ............................      1,503,765
  1,500,000    GE Capital Corp., medium term notes (step up to 8.125% or putable* 04/01/98), 5.80%,
                04/01/08 ........................................................................      1,566,700
  1,000,000    Norwest Financial, Inc., senior notes, 6.23%, 09/01/98 ...........................        999,189
                                                                                                   -------------
                                                                                                       5,454,589
                                                                                                   -------------
               Industrial  3.5%
  1,000,000    WMX Technologies, Inc., notes (step up to 8.00% or putable * 04/30/97), 6.22%,
                04/30/04 ........................................................................      1,046,294
                                                                                                   -------------
               Telephone Utilities  6.8%
  1,000,000    Bellsouth Telecommunications Corp., notes, 6.50%, 02/01/00 .......................      1,008,750
  1,000,000    New England Telephone and Telegraph, notes, 6.25%, 12/15/97 ......................      1,001,567
                                                                                                   -------------
                                                                                                       2,010,317
                                                                                                   -------------
                     Total Corporate Bonds (Cost $10,729,847)....................................     11,000,342
                                                                                                   -------------
                     Total Long Term Investments (Cost $21,760,163)..............................     21,954,902
                                                                                                   -------------

          e    Receivables from Repurchase Agreements  23.8%
$ 7,006,563    Joint Repurchase Agreement, 5.687%, 10/01/96, (Maturity Value $6,984,908)
                (Cost $6,983,805)
                Aubrey G. Lanston & Co., Inc., (Maturity Value $860,965)
                Collateral: U.S. Treasury Notes, 6.00%, 09/30/98
                Bear, Stearns & Co., Inc., (Maturity Value $860,965)
                 Collateral: U.S. Treasury Bills, 02/27/97
                U.S. Treasury Notes, 5.75% - 5.875%, 08/15/98 - 10/31/00
                Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $860,965)
                 Collateral: U.S. Treasury Notes, 4.75% - 8.50%, 07/15/97 - 08/15/01
                Fuji Securities, Inc., (Maturity Value $860,965)
                Collateral: U.S. Treasury Notes, 5.75% - 6.75%, 05/31/97 - 04/30/00
                Lehman Brothers, Inc., (Maturity Value $958,153)
                 Collateral: U.S. Treasury Notes, 5.125% - 8.00%, 02/28/98 - 06/30/01
                The Nikko Securities Co. International, Inc., (Maturity Value $860,965)
                 Collateral: U.S. Treasury Notes, 5.375% - 6.50%, 11/30/97 - 05/31/01
                SBC Warburg, Inc., (Maturity Value $860,965)
                 Collateral: U.S. Treasury Notes, 6.00%, 05/31/98
                UBS Securities, L.L.C., (Maturity Value $860,965)
                Collateral: U.S. Treasury Notes, 5.75% - 7.375%, 07/31/97 - 11/15/97 ............    $ 6,983,805
                                                                                                   -------------
                         Total Investments (Cost $28,743,968)  98.5%.............................     28,938,707
                         Other Assets and Liabilities, Net  1.5%.................................        433,466
                                                                                                   -------------
                         Net Assets  100.0%......................................................    $29,372,173
                                                                                                   =============


               At September 30, 1996, the net unrealized appreciation based on the cost of investments for income tax purposes of $28,743,968 was as follows:
                 Aggregate gross unrealized appreciation for all investments in which
                there was an excess of value over tax cost.......................................      $ 294,462
                 Aggregate gross unrealized depreciation for all investments in which
                there was an excess of tax cost over value ......................................        (99,723)
                                                                                                   -------------
                 Net unrealized appreciation.....................................................      $ 194,739
                                                                                                   =============



PORTFOLIO ABBREVIATIONS:
L.L.C. - Limited Liability Corp.

*Holder may choose either to redeem at par on put date or, if more advantageous, to hold to final stated maturity. eFace amount for repurchase agreements is for the underlying collateral. See Note 1(f) regarding joint repurchase agreement.

FRANKLIN MANAGED TRUST

Financial Statements

Statements of Assets and Liabilities
September 30, 1996

                                                                      Franklin                       Franklin
                                                                 Corporate QualifiedFranklin RisingInvestment Grade
Assets:                                                             Dividend Fund  Dividends Fund   Income Fund
                                                                    ------------     ----------     -----------
 Investments in securities:
  At identified cost............................................      $24,123,976   $208,052,737     $21,760,163
                                                                    ============     ==========     ===========
  At value......................................................      $23,576,598   $272,004,009     $21,954,902
 Receivables from repurchase agreements, at value and cost......        2,816,898      8,169,032       6,983,805
 Cash...........................................................               --             --          40,339
 Receivables:
  Dividends and interest........................................           35,593        772,948         274,503
  Investment securities sold....................................        1,200,000      1,366,627              --
  Capital shares sold...........................................          300,075        274,519         167,942
                                                                    ------------     ----------     -----------
      Total assets..............................................       27,929,164    282,587,135      29,421,491
                                                                    ------------     ----------     -----------
Liabilities:
 Payables:
  Investment securities purchased...............................               --        229,698              --
  Capital shares repurchased....................................          100,000        290,320          11,346
  Management fees...............................................           11,432        173,008          12,170
  Distribution fees.............................................            9,952        207,775           9,900
  Shareholder servicing costs...................................              450         23,726           1,850
 Accrued expenses and other liabilities.........................           15,915         34,513          14,052
                                                                    ------------     ----------     -----------
      Total liabilities.........................................          137,749        959,040          49,318
                                                                    ------------     ----------     -----------
Net assets, at value............................................      $27,791,415   $281,628,095     $29,372,173
                                                                    ============     ==========     ===========
Net assets consist of:
 Undistributed net investment income............................        $ 222,995      $ 184,895       $ 233,239
 Unrealized appreciation (depreciation) on investments..........         (547,378)    63,951,272         194,739
 Net realized gain (loss).......................................       (3,224,886)    15,056,455      (1,154,744)
 Class I capital shares.........................................       31,340,684    198,959,187      30,098,939
 Class II capital shares........................................               --      3,476,286              --
                                                                    ------------     ----------     -----------
Net assets, at value............................................      $27,791,415   $281,628,095     $29,372,173
                                                                    ============     ==========     ===========
Class I shares:
 Net assets, at value...........................................      $27,791,415   $277,746,248     $29,372,173
                                                                    ============     ==========     ===========
 Shares outstanding.............................................        1,181,769     13,865,090       3,259,170
                                                                    ============     ==========     ===========
 Net asset value per share*.....................................              $23.52         $20.03           $9.01
                                                                    ============     ==========     ===========
 Maximum offering price per share (100/98.5, 100/95.5, 100/95.75 of
 net asset value per share, respectively).......................              $23.88         $20.97           $9.41
                                                                    ============     ==========     ===========
Class II shares:
 Net assets, at value...........................................                     $ 3,881,847
                                                                                     ==========
 Shares outstanding.............................................                         194,268
                                                                                     ==========
 Net asset value per share*.....................................                             $19.98
                                                                                     ==========
 Maximum offering price per share (100/99 of net asset value per share)                      $20.18
                                                                                     ==========
*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statements of Operations
for the year ended September 30, 1996

                                                                       Franklin                        Franklin
                                                                       Corporate                      Investment
                                                                       Qualified    Franklin Rising  Grade Income
                                                                     Dividend Fund  Dividends Fund       Fund
                                                                       ---------      -----------      ---------
Investment income:
 Dividends+.......................................................    $1,303,312       $ 6,566,371           $--
 Interest (Note 1)................................................       257,928         1,335,489     1,690,723
                                                                       ---------      -----------      ---------
      Total income................................................     1,561,240         7,901,860     1,690,723
                                                                       ---------      -----------      ---------
Expenses:
 Management fees (Note 5).........................................       136,800         2,052,026       144,011
 Distribution fees - Class I (Note 5).............................        58,464         1,229,815        54,410
 Distribution fees - Class II (Note 5)............................            --            24,465            --
 Shareholder servicing costs (Note 5).............................         5,368           273,871        22,356
 Accounting fees (Note 5).........................................        40,000            40,000        40,000
 Registration and filing fees.....................................        21,950            32,211        12,008
 Professional fees................................................        17,620            30,237        10,668
 Reports to shareholders..........................................         6,852           119,054        15,106
 Trustees' fees and expenses......................................         3,246            30,511         3,409
 Custodian fees...................................................           967            10,370         1,086
 Other............................................................           842             9,233         2,259
                                                                       ---------      -----------      ---------
      Total expenses..............................................       292,109         3,851,793       305,313
                                                                       ---------      -----------      ---------
      Net investment income.......................................     1,269,131         4,050,067     1,385,410
                                                                       ---------      -----------      ---------
Realized and unrealized gain (loss) on investments:
 Net realized gain (loss).........................................      (186,161)       18,376,109       136,241
 Net unrealized appreciation (depreciation).......................       (29,860)       22,297,141      (291,022)
                                                                       ---------      -----------      ---------
Net realized and unrealized gain (loss) on investments............      (216,021)       40,673,250      (154,781)
                                                                       ---------      -----------      ---------
Net increase in net assets resulting from operations..............    $1,053,110       $44,723,317    $1,230,629
                                                                       =========      ===========      =========

+Net of foreign taxes withheld of $56,596 in the Franklin Rising Dividends Fund.


Statements of Changes in Net Assets
for the years ended September 30, 1996 and 1995

                                     Franklin Corporate           Franklin Rising         Franklin Investment
                                   Qualified Dividend Fund        Dividends Fund            Grade Income Fund
                                     -------------------       --------------------        -------------------
                                     1996         1995          1996          1995          1996         1995
                                   ---------    ---------    ----------    ----------     ---------    ---------
Increase (decrease) in net assets:
 Operations:
  Net investment income......... $ 1,269,131  $ 1,422,873   $ 4,050,067    $ 5,237,925  $ 1,385,410  $ 1,428,227
  Net realized gain (loss) from
 security transactions..........    (186,161)     (61,429)   18,376,109      7,405,862      136,241     (759,019)
  Net unrealized appreciation
 (depreciation) on investments..     (29,860)      84,597    22,297,141     33,317,370     (291,022)   1,601,549
                                   ---------    ---------    ----------    ----------     ---------    ---------
      Net increase in net assets
 resulting from operations......   1,053,110    1,446,041    44,723,317     45,961,157    1,230,629    2,270,757
 Distributions to shareholders from
 undistributed net investment
 income:
   Class I (Note 7).............  (1,330,351)  (1,369,958)   (4,942,788)    (4,790,807)  (1,292,338)  (1,554,109)
   Class II (Note 7)............          --           --       (29,691)        (3,853)          --           --
 Increase (decrease) in net assets
 from capital share transactions
 (Note 3).......................     275,623   (4,073,416)  (20,100,001)   (40,650,380)    (389,824)    (446,283)
                                   ---------    ---------    ----------    ----------     ---------    ---------
      Net increase (decrease) in
 net assets.....................      (1,618)  (3,997,333)   19,650,837        516,117     (451,533)     270,365
Net assets:
 Beginning of year..............  27,793,033   31,790,366   261,977,258    261,461,141   29,823,706   29,553,341
                                   ---------    ---------    ----------    ----------     ---------    ---------
 End of year.................... $27,791,415  $27,793,033  $281,628,095   $261,977,258  $29,372,173  $29,823,706
                                   =========    =========    ==========    ==========     =========    =========
Undistributed net investment income included in net assets:
  Beginning of year.............   $ 284,215    $ 231,300   $ 1,107,307      $ 664,042    $ 140,167    $ 266,049
                                   =========    =========    ==========    ==========     =========    =========
  End of year...................   $ 222,995    $ 284,215     $ 184,895    $ 1,107,307    $ 233,239    $ 140,167
                                   =========    =========    ==========    ==========     =========    =========

Notes to Financial Statements



1. SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is an open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940 as amended. The Trust consists of three separate funds (the Funds). Each of the Funds issues a separate series of the Trust's shares and maintains a totally separate investment portfolio.

The investment objectives of each Fund are as follows:

Fund                                       Objective
------------------------------             --------------
Franklin Corporate Qualified Dividend Fund Income
Franklin Rising Dividends Fund             Growth and Income
Franklin Investment Grade Income Fund      Income

The Franklin Rising Dividends Fund offers two classes of shares, Class I and Class II. Class I shares are sold with a higher front-end sales charge than Class II shares. Each class of shares may be subject to a contingent deferred sales charge and has the same rights, except with respect to the effect of the respective sales charges, the distribution fees borne by each class, voting rights on matters affecting a single class and the exchange privilege of each class.

The offering of Class II shares began May 1, 1995, at which time all previously outstanding shares became Class I shares.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. Portfolio securities which are traded both in the over the counter market and on a securities exchange are valued according to the broadest and most representative market determined by the manager. The Trust may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustee (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

The value of auction rate preferred stock is determined based upon quotations readily available in the marketplace. If there are no readily available quotations, the value will be based upon the values of comparable traded securities. When market quotations are not readily available for securities held by the Funds, or for comparable securities, then such securities will be valued at par value plus an accrual of the dividend to be received on the next dividend payment date, as approved by the Board.

b. Income Taxes:

The Funds intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Funds from income and excise taxes. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Original issue discount is amortized as required by the Internal Revenue Code. For the Franklin Rising Dividends Fund, realized and unrealized gains or losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

f. Repurchase Agreements

The Funds may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Funds to the seller, collateralized by underlying U.S. government securities, which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At September 30, 1996, all outstanding repurchase agreements held by the Funds had been entered into on that date.

g. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At September 30, 1996, for tax purposes, the Franklin Rising Dividends Fund had accumulated net realized capital gains of $15,056,455.

The Franklin Corporate Qualified Dividend Fund and Franklin Investment Grade Income Fund had capital loss carryovers as follows:


                                                                          Franklin Corporate   Franklin Investment
                                                                        Qualified Dividend Fund Grade Income Fund
                                                                            ---------------       ------------
Capital loss carryovers expiring in: 1997 .............................        $1,251,202          $ 274,652
                                     1998 .............................           794,958            139,900
                                     1999 .............................           226,936            117,414
                                     2000 .............................           375,717                 --
                                     2002 .............................           328,483                 --
                                     2003 .............................            61,429            254,062
                                     2004..............................                --            368,716
                                                                            ---------------       ------------
                                                                               $3,038,725         $1,154,744
                                                                            ===============       ============

From November 1, 1995 through September 30, 1996, the Franklin Corporate Qualified Dividend Fund incurred approximately $186,161 of realized capital losses. As permitted by tax regulations, the Franklin Corporate Qualified Dividend Fund intends to elect to defer these losses and treat them as having arisen in the year ended September 30, 1997.

Capital loss carryovers of $5,368,105 for Franklin Corporate Qualified Dividend Fund and $124,885 for Franklin Investment Grade Income Fund expired at September 30, 1996, and were reclassified to paid-in-capital.

For tax purposes, the aggregate cost of securities and unrealized appreciation (depreciation) of the Funds are the same as for financial statement purposes at September 30, 1996.


3. TRUST SHARES


At September 30, 1996, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Funds' shares for the years ended September 30, 1996 and 1995 were as follows:


                                         Franklin Corporate         Franklin Rising        Franklin Investment
                                       Qualified Dividend Fund      Dividends Fund          Grade Income Fund
                                          -----------------       ------------------       -------------------
Class I shares:                         Shares      Amount       Shares      Amount       Shares       Amount
                                        -------   ----------    --------   ----------    --------    ----------
1996
 Shares sold ........................   461,688  $10,870,468   2,088,118   $38,945,585   1,086,667   $ 9,800,009
 Shares issued in reinvestment of
 distributions ......................    49,210    1,157,520     212,015     3,948,319     100,794       909,440
 Shares redeemed ....................  (499,062) (11,752,365) (3,505,315)  (65,457,722) (1,227,244) $(11,099,273)
                                        -------   ----------    --------   ----------    --------    ----------
      Net increase (decrease) .......    11,836    $ 275,623  (1,205,182) $(22,563,818)    (39,783)  $  (389,824)
                                        =======   ==========    ========   ==========    ========    ==========
1995
 Shares sold ........................   551,238  $13,000,860   1,917,424   $29,601,493   1,017,305   $ 9,015,143
 Shares issued in reinvestment of
 distributions ......................    50,778    1,195,996     245,418     3,737,669     114,062     1,005,381
 Shares redeemed ....................  (774,100) (18,270,272) (4,919,093)  (75,002,011) (1,183,594)  (10,466,807)
                                        -------   ----------    --------   ----------    --------    ----------
      Net decrease ..................  (172,084)$ (4,073,416) (2,756,251) $(41,662,849)    (52,227)   $ (446,283)
                                        =======   ==========    ========   ==========    ========    ==========
Class II shares:
1996
 Shares sold ........................                            146,186    $2,716,874
 Shares issued in reinvestment of
 distributions ......................                              1,078        20,157
 Shares redeemed ....................                            (14,322)     (273,214)
                                                                --------   ----------
      Net increase ..................                            132,942    $2,463,817
                                                                ========   ==========
1995*
 Shares sold ........................                             61,207    $1,010,493
 Shares issued in reinvestment of
 distributions ......................                                119         1,976
                                                                --------   ----------
      Net increase ..................                             61,326    $1,012,469
                                                                ========   ==========
*For the period May 1, 1995 to September 30, 1995.

4. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended September 30, 1996 were as follows:


                                                           Franklin Corporate   Franklin RisingFranklin Investment
                                                         Qualified Dividend FundDividends Fund  Grade Income Fund
                                                             ---------------      ----------      ------------
Purchases .............................................            $7,211,492     $78,548,405         $5,057,232
Sales .................................................            $5,610,939     $78,812,801         $4,406,023

5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers) provides investment advice, administrative services, office space and facilities to each Fund, and receives fees computed monthly based on the average daily net assets of each Fund, using the following annualized fee rates:

                                                           Franklin Corporate   Franklin RisingFranklin Investment
Average Daily Net Assets                                 Qualified Dividend FundDividends Fund  Grade Income Fund
-----------------------------------------                    ---------------      ----------      ------------
First $500 million.....................................           0.50%            0.75%              0.50%
Over $500 million, up to and including $1 billion......           0.45%            0.625%             0.45%

In excess of $1 billion................................           0.40%            0.50%              0.40%

Pursuant to the terms of the management agreement, each of the Funds also pays accounting fees of $40,000 per year to Advisers for the provision of certain accounting, bookkeeping and recordkeeping functions for the Funds. The terms of the management agreement provide that aggregate annual expenses of each Fund be limited to the extent necessary to comply with the limitations set forth in the laws, regulations and administrative interpretations of the states in which each Fund's shares are registered. For the year ended September 30, 1996, the Funds' expenses did not exceed these limitations.

b. Shareholder Services Agreement:

Under the terms of a shareholder services agreement with Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds pay costs on a per shareholder account basis. Shareholder servicing costs incurred by the Funds for the year ended September 30, 1996, aggregated $301,595, of which $265,776 was paid to Investor Services.

c. Distribution Plans and Underwriting Agreement:

Under the terms of distribution plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the Plans), the Franklin Rising Dividends Fund reimburses Franklin/Templeton Distributors, Inc. (Distributors) in an amount up to a maximum of 0.50% per annum for Class I and 1.00% per annum for Class II, of the average daily net assets of such class, while the Franklin Corporate Qualified Dividend Fund and the Franklin Investment Grade Income Fund reimburse up to a maximum of 0.25% per annum, of the average daily net assets, for costs incurred in the promotion, offering and marketing of the Funds' shares. The Plans do not permit nor require payments of excess costs after termination. Fees incurred by the Funds under the Plans aggregated $1,367,154 for the year ended September 30, 1996.

In its capacity as underwriter for the shares of the Funds, Distributors receives commissions on sales of the Funds' shares of beneficial interest. Commissions are deducted from the gross proceeds received from the sale of the shares of the Funds, and as such are not expenses of the Funds. Distributors may also make payments, out of its own resources, to the



5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (cont.)

c. Distribution Plans and Underwriting Agreement: (cont.)

dealers for certain sales of the Funds' shares. Commissions received by Distributors, the amounts paid to other dealers, and any applicable contingent deferred sales charges for the year ended September 30, 1996, were as follows:


                                                          Franklin Corporate    Franklin RisingFranklin Investment
                                                        Qualified Dividend Fund Dividends Fund  Grade Income Fund
                                                            ---------------       ----------      ------------
Total commissions received ...........................               $103,786        $502,383           $125,138
Paid to other dealers ................................               $114,600        $478,779           $134,535
Contingent deferred sales charges.....................                     --           $ 758                 --

d. Other Affiliates and Related Party Transactions:

Certain officers and trustees of the Trust are also officers and/or directors of Distributors, Advisers, and Investor Services, all wholly-owned subsidiaries of Franklin Resources, Inc.


6. SUBSEQUENT EVENTS
On September 17 and October 18, 1996, the Board declared distributions per share, as follows:


                                                                          From Net
                                                                         Investment
                                              Record Date  Payment Date    Income
                                               --------      ---------     -------
Franklin Corporate Qualified Dividend Fund.    09/30/96      10/15/96      $0.090
                                               11/01/96      11/15/95        0.090

Franklin Investment Grade Income Fund......    09/30/96      10/15/96        0.033


                                               11/01/96      11/15/95        0.033



7. FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period by Fund are as follows:


                        Per Share Operating Performance                                       Ratios/Supplemental Data
                    ---------------------------------------                               --------------------------------
                                                                                                        Ratio
           Net                                       Distri-     Net                Net                of Net
          Asset      Net    Net Realized             butions    Asset            Assets at  Ratio of Investment
Year    Value at   Invest-  & UnrealizedTotal From  From Net  Value at            End of    Expenses  Income to Portfolio  Average
Ended   Beginning   ment     Gain (Loss)Investment Investment  End of    Total    Period   to Average  Average  Turnover Commission
Sept. 30of Period  Income   on SecuritiesOperations  Income    Period  Return++ (in 000's) Net AssetsNet Assets   Rate      Rate+
Franklin Corporate Qualified Dividend Fund:
 19921    $21.63    $1.37      $2.144     $3.514    $(1.394)    $23.75  16.75%    $ 29,444   1.10%     5.97%     29.01%      --
 19932     23.75     0.73       0.777      1.507     (0.787)     24.47   6.44       33,849   1.06*     4.09*     27.46       --
 1994      24.47     1.02      (0.844)     0.176     (0.956)     23.69   0.72       31,790   1.00      4.19      32.17       --
 1995      23.69     1.21        --        1.210     (1.140)     23.76   5.26       27,793   1.02      5.02      29.18       --
 1996      23.76     1.10      (0.190)     0.910     (1.150)     23.52   3.94       27,791   1.07      4.64      24.88     0.0600
Franklin Rising Dividends Fund:
Class I Shares:
 19921     14.91     0.24       1.290      1.530     (0.260)     16.18  10.38      197,804   1.46      1.67      12.73       --
 19932     16.18     0.19      (0.745)    (0.555)    (0.195)     15.43  (3.43)     356,708   1.40*     1.73*     11.48       --
 1994      15.43     0.28      (0.800)    (0.520)    (0.240)     14.67  (3.38)     261,461   1.43      1.81      25.75       --
 1995      14.67     0.33       2.608      2.938     (0.298)     17.31  20.32      260,917   1.43      2.10      14.60       --
 1996      17.31     0.28       2.779      3.059     (0.339)     20.03  17.83      277,746   1.40      1.49      31.55     0.0508
Class II Shares:
 19953     15.47     0.11       1.826      1.936     (0.126)     17.28  12.56        1,060   1.90*     1.92*     14.60       --
 1996      17.28     0.21       2.735      2.945     (0.245)     19.98  17.16        3,882   1.95      0.94      31.55     0.0508
Franklin Investment Grade Income Fund:
 19921    $ 9.03    $0.62     $(0.086)    $0.534    $(0.634)    $ 8.93   6.16%    $ 29,367   1.08%     7.02%     27.28%      --
 19932      8.93     0.38       0.402      0.782     (0.402)      9.31   8.94       35,970   1.09*     5.61*     53.19       --
 1994       9.31     0.45      (0.544)    (0.094)    (0.396)      8.82  (1.02)      29,553   1.05      4.91      10.57       --
 1995       8.82     0.44       0.259      0.699     (0.479)      9.04   8.21       29,824   1.09      4.96      64.70       --
 1996       9.04     0.44      (0.064)     0.376     (0.406)      9.01   4.25       29,372   1.06      4.81      20.06       --

*Annualized
+Represents the average broker commission rate per share paid by the Fund in connection with the execution of the Fund's portfolio transactions in equity securities.
++Total return measures the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front-end sales charge or the contingent deferred sales charge and assumes reinvestment of dividends and capital gains at net asset value.
1For the year ended December 31.
2For the nine months ended September 30, 1993.
3For the period May 1, 1995 to September 30, 1995.

Under IRC 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for the year ended September 30, 1996.

Franklin Corporate Qualified Dividend Fund..........................    100.0%

Franklin Rising Dividends Fund......................................     64.0%

FRANKLIN MANAGED TRUST

Report of Independent Certified Public Accountants

To the Shareholders and Board of Trustees of Franklin Managed Trust:

We have audited the accompanying statements of assets and liabilities of the three funds comprising the Franklin Managed Trust (the Funds), including each Fund's statement of investments in securities and net assets, as of September 30, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the three funds comprising the Franklin Managed Trust as of September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
October 25, 1996



Franklin Managed Trust Annual Report September 30, 1996.

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)

This line chart illustrates the closing prices of the Dow Jones Industrial Average from 4/3/95 through 9/30/96.

Period Ending

4/1/95                           Holiday
4/3/95                           4168.41
4/4/95                           4201.61
4/5/95                           4200.57
4/6/95                           4205.41
4/7/95                           4192.62
4/10/95                          4198.15
4/11/95                          4187.08
4/12/95                          4197.81
4/13/95                          4208.18
4/17/95                          4195.38
4/18/95                          4179.13
4/19/95                          4207.49
4/20/95                          4230.66
4/21/95                          4270.09
4/24/95                          4303.98
4/25/95                          4300.17
4/26/95                          4299.83
4/27/95                          4314.70
4/28/95                          4321.27
5/1/95                           4316.08
5/2/95                           4328.88
5/3/95                           4373.15
5/4/95                           4359.66
5/5/95                           4343.40
5/8/95                           4383.87
5/9/95                           4390.78
5/10/95                          4404.62
5/11/95                          4411.19
5/12/95                          4430.56
5/15/95                          4437.47
5/16/95                          4435.05
5/17/95                          4422.60
5/18/95                          4340.64
5/19/95                          4341.33
5/22/95                          4395.63
5/23/95                          4436.44
5/24/95                          4438.16
5/25/95                          4412.23
5/26/95                          4369.00
5/30/95                          4378.68
5/31/95                          4465.14
6/1/95                           4472.75
6/2/95                           4444.39
6/5/95                           4476.55
6/6/95                           4485.20
6/7/95                           4462.03
6/8/95                           4458.57
6/9/95                           4423.99
6/12/95                          4446.46
6/13/95                          4484.51
6/14/95                          4491.08
6/15/95                          4496.27
6/16/95                          4510.79
6/19/95                          4553.68
6/20/95                          4550.56
6/21/95                          4547.10
6/22/95                          4589.64
6/23/95                          4585.84
6/26/95                          4551.25
6/27/95                          4542.61
6/28/95                          4556.79
6/29/95                          4550.56
6/30/95                          4556.10
7/3/95                           4585.15
7/5/95                           4615.23
7/6/95                           4664.00
7/7/95                           4702.73
7/10/95                          4702.39
7/11/95                          4680.60
7/12/95                          4727.29
7/13/95                          4727.48
7/14/95                          4708.82
7/17/95                          4736.29
7/18/95                          4686.28
7/19/95                          4628.87
7/20/95                          4641.55
7/21/95                          4641.55
7/24/95                          4668.67
7/25/95                          4714.45
7/26/95                          4707.06
7/27/95                          4732.77
7/28/95                          4715.51
7/31/95                          4708.47
8/1/95                           4700.37
8/2/95                           4690.15
8/3/95                           4701.42
8/4/95                           4683.46
8/7/95                           4693.32
8/8/95                           4693.32
8/9/95                           4671.49
8/10/95                          4643.66
8/11/95                          4618.30
8/14/95                          4659.86
8/15/95                          4640.84
8/16/95                          4639.08
8/17/95                          4630.63
8/18/95                          4617.60
8/21/95                          4614.78
8/22/95                          4620.42
8/23/95                          4584.85
8/24/95                          4580.62
8/25/95                          4601.40
8/28/95                          4594.00
8/29/95                          4608.44
8/30/95                          4604.57
8/31/95                          4610.56
9/1/95                           4647.54
9/5/95                           4670.08
9/6/95                           4683.81
9/7/95                           4669.72
9/8/95                           4700.72
9/11/95                          4704.94
9/12/95                          4747.21
9/13/95                          4765.52
9/14/95                          4801.80
9/15/95                          4797.57
9/18/95                          4780.41
9/19/95                          4767.04
9/20/95                          4792.69
9/21/95                          4767.40
9/22/95                          4764.10
9/25/95                          4769.93
9/26/95                          4765.60
9/27/95                          4762.35
9/28/95                          4787.64
9/29/95                          4789.08
10/2/95                          4761.26
10/3/95                          4749.70
10/4/95                          4740.67
10/5/95                          4762.71
10/6/95                          4769.21
10/9/95                          4726.22
10/10/95                         4720.80
10/11/95                         4735.25
10/12/95                         4764.88
10/13/95                         4793.78
10/16/95                         4784.38
10/17/95                         4795.94
10/18/95                         4777.52
10/19/95                         4802.45
10/20/95                         4794.86
10/23/95                         4755.48
10/24/95                         4783.66
10/25/95                         4753.68
10/26/95                         4703.82
10/27/95                         4741.75
10/30/95                         4756.57
10/31/95                         4755.48
11/1/95                          4766.68
11/2/95                          4808.59
11/3/95                          4825.57
11/6/95                          4814.01
11/7/95                          4797.03
11/8/95                          4852.67
11/9/95                          4864.23
11/10/95                         4870.37
11/13/95                         4872.90
11/14/95                         4871.81
11/15/95                         4922.75
11/16/95                         4969.36
11/17/95                         4989.95
11/20/95                         4983.09
11/21/95                         5023.55
11/22/95                         5041.61
11/24/95                         5048.84
11/27/95                         5070.88
11/28/95                         5078.10
11/29/95                         5105.56
11/30/95                         5074.49
12/1/95                          5087.13
12/4/95                          5139.52
12/5/95                          5177.45
12/6/95                          5199.13
12/7/95                          5159.39
12/8/95                          5156.86
12/11/95                         5184.32
12/12/95                         5174.92
12/13/95                         5216.47
12/14/95                         5182.15
12/15/95                         5176.73
12/18/95                         5075.21
12/19/95                         5109.89
12/20/95                         5059.32
12/21/95                         5096.53
12/22/95                         5097.97
12/26/95                         5110.26
12/27/95                         5105.92
12/28/95                         5095.80
12/29/95                         5117.12
1/2/96                           5177.45
1/3/96                           5194.07
1/4/96                           5173.84
1/5/96                           5181.43
1/8/96                           5197.68
1/9/96                           5130.13
1/10/96                          5032.94
1/11/96                          5065.10
1/12/96                          5061.12
1/15/96                          5043.78
1/16/96                          5088.22
1/17/96                          5066.90
1/18/96                          5124.35
1/19/96                          5184.68
1/22/96                          5219.36
1/23/96                          5192.27
1/24/96                          5242.84
1/25/96                          5216.83
1/26/96                          5271.75
1/29/96                          5304.98
1/30/96                          5381.21
1/31/96                          5395.30
2/1/96                           5405.06
2/2/96                           5373.99
2/5/96                           5407.59
2/6/96                           5459.61
2/7/96                           5492.12
2/8/96                           5539.45
2/9/96                           5541.62
2/12/96                          5600.15
2/13/96                          5601.23
2/14/96                          5579.55
2/15/96                          5551.37
2/16/96                          5503.32
2/20/96                          5458.53
2/21/96                          5515.97
2/22/96                          5608.46
2/23/96                          5630.49
2/26/96                          5565.10
2/27/96                          5549.21
2/28/96                          5506.21
2/29/96                          5485.62
3/1/96                           5536.56
3/4/96                           5600.15
3/5/96                           5642.42
3/6/96                           5629.77
3/7/96                           5641.69
3/8/96                           5470.45
3/11/96                          5581.00
3/12/96                          5583.89
3/13/96                          5568.72
3/14/96                          5586.06
3/15/96                          5584.97
3/18/96                          5683.60
3/19/96                          5669.51
3/20/96                          5655.42
3/21/96                          5626.88
3/22/96                          5636.64
3/25/96                          5643.86
3/26/96                          5670.60
3/27/96                          5626.88
3/28/96                          5630.85
3/29/96                          5587.14
4/1/96                           5637.72
4/2/96                           5671.68
4/3/96                           5689.74
4/4/96                           5682.88
4/8/96                           5594.37
4/9/96                           5560.41
4/10/96                          5485.98
4/11/96                          5487.07
4/12/96                          5532.59
4/15/96                          5592.92
4/16/96                          5620.02
4/17/96                          5549.93
4/18/96                          5551.74
4/19/96                          5535.48
4/22/96                          5564.74
4/23/96                          5588.59
4/24/96                          5553.90
4/25/96                          5566.91
4/26/96                          5567.99
4/29/96                          5573.41
4/30/96                          5569.08
5/1/96                           5575.22
5/2/96                           5498.27
5/3/96                           5478.03
5/6/96                           5464.31
5/7/96                           5420.95
5/8/96                           5474.06
5/9/96                           5475.14
5/10/96                          5518.14
5/13/96                          5582.60
5/14/96                          5624.71
5/15/96                          5625.44
5/16/96                          5635.05
5/17/96                          5687.50
5/20/96                          5748.82
5/21/96                          5736.26
5/22/96                          5778.00
5/23/96                          5762.12
5/24/96                          5762.86
5/28/96                          5709.67
5/29/96                          5673.83
5/30/96                          5693.41
5/31/96                          5643.18
6/3/96                           5624.71
6/4/96                           5665.71
6/5/96                           5697.48
6/6/96                           5667.19
6/7/96                           5697.11
6/10/96                          5687.87
6/11/96                          5668.66
6/12/96                          5668.29
6/13/96                          5657.95
6/14/96                          5649.45
6/17/96                          5652.78
6/18/96                          5628.03
6/19/96                          5648.35
6/20/96                          5659.43
6/21/96                          5705.23
6/24/96                          5717.79
6/25/96                          5719.27
6/26/96                          5682.70
6/27/96                          5677.53
6/28/96                          5654.63
7/1/96                           5729.98
7/2/96                           5720.38
7/3/96                           5703.02
7/5/96                           5588.14
7/8/96                           5550.83
7/9/96                           5581.86
7/10/96                          5603.65
7/11/96                          5520.50
7/12/96                          5510.56
7/15/96                          5349.51
7/16/96                          5358.76
7/17/96                          5376.88
7/18/96                          5464.18
7/19/96                          5426.82
7/22/96                          5390.94
7/23/96                          5346.55
7/24/96                          5354.69
7/25/96                          5422.01
7/26/96                          5473.06
7/29/96                          5434.59
7/30/96                          5481.93
7/31/96                          5528.91
8/1/96                           5594.75
8/2/96                           5679.83
8/5/96                           5674.28
8/6/96                           5696.11
8/7/96                           5718.67
8/8/96                           5713.49
8/9/96                           5681.31
8/12/96                          5704.98
8/13/96                          5647.28
8/14/96                          5666.88
8/15/96                          5665.78
8/16/96                          5689.45
8/19/96                          5699.44
8/20/96                          5721.26
8/21/96                          5689.82
8/22/96                          5733.47
8/23/96                          5722.74
8/26/96                          5693.89
8/27/96                          5711.27
8/28/96                          5712.38
8/29/96                          5647.65
8/30/96                          5616.21
9/3/96                           5648.39
9/4/96                           5656.90
9/5/96                           5606.96
9/6/96                           5659.86
9/9/96                           5733.84
9/10/96                          5727.18
9/11/96                          5754.92
9/12/96                          5771.94
9/13/96                          5838.52
9/16/96                          5889.20
9/17/96                          5888.83
9/18/96                          5877.36
9/19/96                          5867.74
9/20/96                          5888.46
9/23/96                          5894.74
9/24/96                          5874.03
9/25/96                          5877.36
9/26/96                          5868.85
9/27/96                          5872.92
9/30/96                          5882.17
10/1/96                          5904.90

GRAPHIC MATERIAL (2)

This chart shows in pie format the breakdown of the portfolio's securities on September 30, 1996, as a percentage of total net assets.

Portfolio Breakdown on September 30, 1996

Auction-Rate Preferred Stocks       45.2%
Adjustable-Rate Preferred Stocks    18.0%
Fixed-Rate Preferred Stocks         25.6%
Cash & Equivalents                  11.2%

GRAPHIC MATERIAL (3)

This chart shows in pie format the credit quality breakdown of the portfolio's securities on September 30, 1996, as a percentage of total net assets.

Credit Quality Breakdown on September 30, 1996

AAA                          11.1%
AA                            3.6%
A                            61.5%
BBB                          20.3%
BB                            3.5%

GRAPHIC MATERIAL (4)

The following line graph hypothetically compares the performance of the fund's shares before taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.


Period Ending          Fund               Index

1/14/87               98503             100,000
Jan-87                98,542            100,285
Feb-87                98,463            100,726
Mar-87                98,937            101,180
Apr-87                95,834            101,675
May-87                95,034            102,143
Jun-87                96,926            102,623
Jul-87                97,454            103,075
Aug-87                97,658            103,590
Sep-87                95,813            104,077
Oct-87                91,761            104,910
Nov-87                92,298            105,392
Dec-87                91,207            105,793
Jan-88                90,570            106,322
Feb-88                93,170            106,811
Mar-88                92,229            107,323
Apr-88                93,741            107,796
May-88                95,654            108,281
Jun-88                93,509            108,844
Jul-88                95,888            109,399
Aug-88                95,712            110,001
Sep-88                95,714            110,694
Oct-88                96,254            111,380
Nov-88                96,253            111,993
Dec-88                96,388            112,709
Jan-89                98,044            113,453
Feb-89                98,876            114,145
Mar-89                99,482            114,978
Apr-89                99,669            115,944
May-89                99,290            116,767
Jun-89                100,379           117,748
Jul-89                101,768           118,608
Aug-89                104,180           119,403
Sep-89                104,569           120,203
Oct-89                103,844           121,068
Nov-89                102,968           121,903
Dec-89                102,579           122,720
Jan-90                102,336           123,493
Feb-90                102,347           124,247
Mar-90                102,104           125,091
Apr-90                102,167           125,917
May-90                103,209           126,786
Jun-90                103,887           127,623
Jul-90                103,482           128,542
Aug-90                104,023           129,403
Sep-90                103,289           130,270
Oct-90                101,268           131,091
Nov-90                102,462           131,903
Dec-90                103,660           132,840
Jan-91                105,536           133,650
Feb-91                108,362           134,345
Mar-91                112,933           135,124
Apr-91                116,641           135,827
May-91                118,012           136,479
Jun-91                118,879           137,120
Jul-91                120,957           137,792
Aug-91                122,701           138,509
Sep-91                123,303           139,187
Oct-91                125,246           139,869
Nov-91                126,145           140,555
Dec-91                127,761           141,201
Jan-92                132,173           141,681
Feb-92                137,328           142,107
Mar-92                138,492           142,561
Apr-92                140,869           143,132
May-92                143,562           143,590
Jun-92                144,196           144,063
Jul-92                146,794           144,596
Aug-92                148,049           145,001
Sep-92                148,533           145,494
Oct-92                148,832           145,771
Nov-92                148,478           146,062
Dec-92                148,936           146,530
Jan-93                150,526           146,969
Feb-93                151,807           147,293
Mar-93                152,397           147,690
Apr-93                154,963           148,045
May-93                156,131           148,385
Jun-93                156,535           148,771
Jul-93                157,647           149,158
Aug-93                158,183           149,561
Sep-93                158,526           149,964
Oct-93                158,673           150,309
Nov-93                158,791           150,670
Dec-93                158,842           151,107
Jan-94                160,077           151,515
Feb-94                160,393           151,757
Mar-94                159,786           152,167
Apr-94                159,241           152,517
May-94                159,561           152,959
Jun-94                159,414           153,495
Jul-94                160,036           154,017
Aug-94                159,988           154,510
Sep-94                159,671           155,081
Oct-94                159,760           155,624
Nov-94                159,914           156,138
Dec-94                159,484           156,903
Jan-95                160,763           157,577
Feb-95                161,655           158,318
Mar-95                162,826           159,125
Apr-95                163,864           159,889
May-95                165,045           160,705
Jun-95                165,673           161,524
Jul-95                166,374           162,299
Aug-95                166,726           163,095
Sep-95                168,068           163,845
Oct-95                167,926           164,566
Nov-95                168,997           165,306
Dec-95                169,425           166,166
Jan-96                170,504           166,897
Feb-96                171,009           167,565
Mar-96                171,226           168,252
Apr-96                171,372           168,958
May-96                172,250           169,685
Jun-96                172,617           170,415
Jul-96                172,912           171,130
Aug-96                174,020           171,918
Sep-96                174,689           172,743

TOTAL RETURN          74.69%            72.74%

GRAPHIC MATERIAL (5)

The following line graph hypothetically compares the performance of the fund's shares after taxes with the Payden & Rygel 90-Day T-Bill Index, based on a $100,000 investment from 1/14/87 to 9/30/96.

Period Ending                Fund                  Index

1/14/87                      98503                 100,000
Jan-87                       98,542                100,188
Feb-87                       98,463                100,479
Mar-87                       98,905                100,778
Apr-87                       95,772                101,103
May-87                       94,937                101,410
Jun-87                       96,786                101,725
Jul-87                       97,271                102,020
Aug-87                       97,434                102,357
Sep-87                       95,553                102,675
Oct-87                       91,463                103,217
Nov-87                       91,957                103,530
Dec-87                       90,828                103,790
Jan-88                       90,109                104,127
Feb-88                       92,630                104,438
Mar-88                       91,630                104,764
Apr-88                       93,065                105,064
May-88                       94,898                105,371
Jun-88                       92,705                105,727
Jul-88                       94,996                106,078
Aug-88                       94,755                106,457
Sep-88                       94,689                106,893
Oct-88                       95,156                107,324
Nov-88                       95,087                107,707
Dec-88                       95,152                108,156
Jan-89                       96,712                108,620
Feb-89                       97,463                109,050
Mar-89                       97,990                109,568
Apr-89                       98,104                110,166
May-89                       97,660                110,674
Jun-89                       98,659                111,279
Jul-89                       99,953                111,807
Aug-89                       102,248               112,294
Sep-89                       102,557               112,783
Oct-89                       101,777               113,310
Nov-89                       100,849               113,819
Dec-89                       100,399               114,314
Jan-90                       100,091               114,782
Feb-90                       100,031               115,237
Mar-90                       99,723                115,747
Apr-90                       99,712                116,243
May-90                       100,656               116,765
Jun-90                       101,244               117,266
Jul-90                       100,776               117,814
Aug-90                       101,229               118,328
Sep-90                       100,441               118,843
Oct-90                       98,404                119,330
Nov-90                       99,488                119,810
Dec-90                       100,511               120,363
Jan-91                       102,252               120,841
Feb-91                       104,911               121,249
Mar-91                       109,257               121,706
Apr-91                       112,764               122,117
May-91                       114,015               122,498
Jun-91                       114,778               122,873
Jul-91                       116,708               123,264
Aug-91                       118,315               123,681
Sep-91                       118,820               124,075
Oct-91                       120,615               124,470
Nov-91                       121,404               124,866
Dec-91                       122,863               125,240
Jan-92                       127,033               125,516
Feb-92                       131,913               125,761
Mar-92                       132,958               126,023
Apr-92                       135,166               126,350
May-92                       137,675               126,613
Jun-92                       138,210               126,885
Jul-92                       140,625               127,190
Aug-92                       141,753               127,421
Sep-92                       142,150               127,703
Oct-92                       142,371               127,861
Nov-92                       141,976               128,027
Dec-92                       142,357               128,293
Jan-93                       143,818               128,543
Feb-93                       144,983               128,727
Mar-93                       145,487               128,953
Apr-93                       147,877               129,154
May-93                       148,938               129,347
Jun-93                       149,271               129,566
Jul-93                       150,278               129,785
Aug-93                       150,735               130,013
Sep-93                       151,008               130,241
Oct-93                       151,095               130,436
Nov-93                       151,156               130,639
Dec-93                       151,154               130,885
Jan-94                       152,277               131,115
Feb-94                       152,527               131,251
Mar-94                       151,898               131,482
Apr-94                       151,329               131,678
May-94                       151,581               131,927
Jun-94                       151,390               132,227
Jul-94                       151,926               132,519
Aug-94                       151,825               132,795
Sep-94                       151,469               133,114
Oct-94                       151,497               133,417
Nov-94                       151,588               133,703
Dec-94                       151,121               134,129
Jan-95                       152,273               134,504
Feb-95                       153,050               134,915
Mar-95                       154,090               135,362
Apr-95                       155,004               135,784
May-95                       156,052               136,234
Jun-95                       156,576               136,686
Jul-95                       157,169               137,112
Aug-95                       157,432               137,549
Sep-95                       158,629               137,960
Oct-95                       158,425               138,355
Nov-95                       159,364               138,760
Dec-95                       159,698               139,229
Jan-96                       160,643               139,627
Feb-96                       161,047               139,990
Mar-96                       161,181               140,363
Apr-96                       161,246               140,746
May-96                       162,007               141,139
Jun-96                       162,287               141,534
Jul-96                       162,499               141,920
Aug-96                       163,475               142,345
Sep-96                       164,037               142,789

TOTAL RETURN                 64.04%                42.79%

GRAPHIC MATERIAL (6)

The following line graph hypothetically compares the performance of the fund's Class I shares with the Wilshire MidCap Growth Index and inflation, based on a $10,000 investment from 1/14/87 to 9/30/96

Period Ending      Fund             Index             Index

1/14/87            $9,551           $10,000           $10,000
1/31/87            $9,570           $10,713           $10,035
2/28/87            $9,647           $11,508           $10,071
3/31/87            $9,580           $11,513           $10,116
4/30/87            $9,359           $11,082           $10,171
5/31/87            $9,349           $11,212           $10,207
6/30/87            $9,637           $11,519           $10,242
7/31/87            $9,792           $11,866           $10,269
8/31/87            $10,159          $12,385           $10,323
9/30/87            $9,927           $11,968           $10,377
10/31/87           $8,584           $8,631            $10,404
11/30/87           $8,185           $8,120            $10,413
12/31/87           $8,477           $8,970            $10,413
1/31/88            $9,026           $9,230            $10,441
2/29/88            $9,438           $9,991            $10,468
3/31/88            $9,497           $10,065           $10,513
4/30/88            $9,576           $9,984            $10,567
5/31/88            $9,576           $9,822            $10,603
6/30/88            $9,963           $10,544           $10,649
7/31/88            $10,062          $10,296           $10,694
8/31/88            $9,933           $9,925            $10,739
9/30/88            $10,132          $10,299           $10,810
10/31/88           $10,292          $10,319           $10,846
11/30/88           $10,000          $10,020           $10,855
12/31/88           $10,071          $10,321           $10,873
1/31/89            $10,375          $10,835           $10,928
2/28/89            $10,395          $10,869           $10,972
3/31/89            $10,609          $11,079           $11,036
4/30/89            $10,874          $11,700           $11,108
5/31/89            $11,284          $12,210           $11,171
6/30/89            $11,386          $11,801           $11,198
7/31/89            $11,881          $12,670           $11,225
8/31/89            $12,005          $13,083           $11,243
9/30/89            $11,974          $13,096           $11,279
10/31/89           $11,847          $12,562           $11,333
11/30/89           $11,888          $12,517           $11,360
12/31/89           $12,044          $12,590           $11,378
1/31/90            $11,467          $11,432           $11,495
2/28/90            $11,614          $11,734           $11,550
3/31/90            $11,813          $12,273           $11,613
4/30/90            $11,497          $11,677           $11,632
5/31/90            $12,068          $12,924           $11,658
6/30/90            $12,173          $12,927           $11,721
7/31/90            $12,141          $12,424           $11,766
8/31/90            $11,076          $10,711           $11,874
9/30/90            $10,625          $9,785            $11,974
10/31/90           $10,485          $9,307            $12,046
11/30/90           $11,473          $10,348           $12,072
12/31/90           $12,076          $10,965           $12,072
1/31/91            $12,485          $12,000           $12,145
2/28/91            $13,616          $13,115           $12,163
3/31/91            $14,172          $13,948           $12,181
4/30/91            $14,291          $13,841           $12,199
5/31/91            $14,962          $14,609           $12,236
6/30/91            $14,610          $13,956           $12,271
7/31/91            $15,034          $14,713           $12,290
8/31/91            $15,360          $15,274           $12,325
9/30/91            $15,475          $15,291           $12,380
10/31/91           $15,628          $15,691           $12,398
11/30/91           $15,442          $15,036           $12,434
12/31/91           $16,416          $17,041           $12,443
1/31/92            $16,516          $17,551           $12,462
2/29/92            $16,494          $17,847           $12,506
3/31/92            $16,246          $17,135           $12,570
4/30/92            $16,412          $16,728           $12,588
5/31/92            $16,688          $16,518           $12,605
6/30/92            $16,416          $15,768           $12,651
7/31/92            $17,060          $16,633           $12,677
8/31/92            $16,860          $16,285           $12,713
9/30/92            $17,166          $16,570           $12,749
10/31/92           $17,367          $17,246           $12,793
11/30/92           $17,924          $18,567           $12,811
12/31/92           $18,120          $19,135           $12,802
1/31/93            $17,941          $19,568           $12,865
2/28/93            $17,672          $18,908           $12,910
3/31/93            $17,812          $19,489           $12,955
4/30/93            $17,182          $18,674           $12,991
5/31/93            $17,396          $19,739           $13,009
6/30/93            $17,199          $19,869           $13,028
7/31/93            $17,210          $19,692           $13,028
8/31/93            $17,492          $20,690           $13,064
9/30/93            $17,498          $21,210           $13,092
10/31/93           $17,748          $21,322           $13,145
11/30/93           $17,294          $20,989           $13,154
12/31/93           $17,487          $22,150           $13,154
1/31/94            $17,726          $22,932           $13,190
2/28/94            $17,077          $23,054           $13,235
3/31/94            $16,243          $21,682           $13,280
4/30/94            $16,266          $21,769           $13,298
5/31/94            $16,483          $21,436           $13,308
6/30/94            $16,448          $20,355           $13,353
7/31/94            $16,597          $20,852           $13,389
8/31/94            $17,309          $22,637           $13,443
9/30/94            $16,906          $22,458           $13,479
10/31/94           $16,837          $23,006           $13,488
11/30/94           $16,422          $21,987           $13,506
12/31/94           $16,583          $22,352           $13,506
1/31/95            $17,012          $22,356           $13,560
2/28/95            $17,523          $23,698           $13,614
3/31/95            $17,901          $24,572           $13,659
4/30/95            $18,030          $24,938           $13,704
5/31/95            $18,682          $25,347           $13,732
6/30/95            $18,887          $26,942           $13,759
7/31/95            $19,343          $29,205           $13,759
8/31/95            $19,648          $29,651           $13,795
9/30/95            $20,340          $30,479           $13,822
10/31/95           $20,152          $29,406           $13,868
11/30/95           $21,187          $30,950           $13,858
12/31/95           $21,599          $31,061           $13,849
1/31/96            $22,037          $31,598           $13,930
2/29/96            $22,309          $32,780           $13,975
3/31/96            $22,261          $33,177           $14,048
4/30/96            $22,178          $35,144           $14,102
5/31/96            $22,807          $36,195           $14,129
6/30/96            $23,034          $34,222           $14,138
7/31/96            $22,295          $31,293           $14,164
8/31/96            $22,807          $33,574           $14,191
9/30/96            $23,968          $35,162           $14,237


GRAPHIC MATERIAL (7)

The following line graph hypothetically compares the performance of the fund's Class II shares with the Wilshire MidCap Growth Index and inflation, based on a $10,000 investment from 5/1/95 to 9/30/96.

Period Ending     Fund                  Index                Index

5/1/95            $9,897                $10,000              $10,000
5/31/95           $10,282               $10,164              $10,020
6/30/95           $10,390               $10,803              $10,040
7/31/95           $10,635               $11,711              $10,040
8/31/95           $10,796               $11,890              $10,066
9/30/95           $11,169               $12,222              $10,086
10/31/95          $11,059               $11,791              $10,120
11/30/95          $11,622               $12,411              $10,112
12/31/95          $11,842               $12,455              $10,105
1/31/96           $12,076               $12,671              $10,165
2/29/96           $12,219               $13,145              $10,198
3/31/96           $12,184               $13,304              $10,251
4/30/96           $12,125               $14,093              $10,291
5/31/96           $12,471               $14,514              $10,310
6/30/96           $12,591               $13,723              $10,316
7/31/96           $12,180               $12,548              $10,336
8/31/96           $12,461               $13,463              $10,356
9/30/96           $12,987               $14,100              $10,389


GRAPHIC MATERIAL (8)

This chart shows in pie format the credit quality breakdown of the portfolio's securities on September 30, 1996, as a percentage of total net assets.

Credit Quality Breakdown on September 30, 1996

AAA                          72.0%
AA                           11.0%
A                            17.0%

GRAPHIC MATERIAL (9)

The following line graph hypothetically compares the performance of the fund's shares with the Lehman Brothers Intermediate U.S. Government Bond Index and the Consumer Price Index, based on a $10,000 investment from 1/14/87 to 9/30/96


Period Ending    Fund           Index           Index

1/14/87          $9,579         10000           10000
Jan-87           9,579          10,075          10,035
Feb-87           9,588          10,141          10,071
Mar-87           9,497          10,087          10,116
Apr-87           9,115          9,817           10,171
May-87           9,047          9,774           10,207
Jun-87           9,164          9,895           10,242
Jul-87           9,044          9,874           10,269
Aug-87           8,964          9,817           10,323
Sep-87           8,763          9,606           10,377
Oct-87           8,913          9,967           10,404
Nov-87           9,007          10,029          10,413
Dec-87           9,067          10,167          10,413
Jan-88           9,283          10,515          10,441
Feb-88           9,427          10,636          10,468
Mar-88           9,416          10,531          10,513
Apr-88           9,404          10,470          10,567
May-88           9,403          10,400          10,603
Jun-88           9,531          10,635          10,649
Jul-88           9,537          10,574          10,694
Aug-88           9,565          10,602          10,739
Sep-88           9,648          10,834          10,810
Oct-88           9,710          11,026          10,846
Nov-88           9,694          10,901          10,855
Dec-88           9,724          10,938          10,873
Jan-89           9,809          11,084          10,928
Feb-89           9,816          10,999          10,972
Mar-89           9,869          11,058          11,036
Apr-89           9,945          11,292          11,108
May-89           10,069         11,570          11,171
Jun-89           10,193         11,947          11,198
Jul-89           10,365         12,196          11,225
Aug-89           10,277         12,007          11,243
Sep-89           10,308         12,059          11,279
Oct-89           10,445         12,364          11,333
Nov-89           10,521         12,476          11,360
Dec-89           10,550         12,494          11,378
Jan-90           10,467         12,323          11,495
Feb-90           10,533         12,350          11,550
Mar-90           10,537         12,352          11,613
Apr-90           10,502         12,238          11,632
May-90           10,710         12,593          11,658
Jun-90           10,829         12,797          11,721
Jul-90           10,960         12,956          11,766
Aug-90           10,909         12,768          11,874
Sep-90           10,950         12,874          11,974
Oct-90           11,043         13,045          12,046
Nov-90           11,205         13,329          12,072
Dec-90           11,289         13,531          12,072
Jan-91           11,412         13,682          12,145
Feb-91           11,549         13,800          12,163
Mar-91           11,655         13,895          12,181
Apr-91           11,802         14,055          12,199
May-91           11,881         14,121          12,236
Jun-91           11,878         14,105          12,271
Jul-91           12,014         14,283          12,290
Aug-91           12,251         14,612          12,325
Sep-91           12,475         14,917          12,380
Oct-91           12,626         15,050          12,398
Nov-91           12,781         15,200          12,434
Dec-91           13,159         15,712          12,443
Jan-92           13,002         15,480          12,462
Feb-92           13,021         15,562          12,506
Mar-92           12,967         15,476          12,570
Apr-92           13,075         15,569          12,588
May-92           13,244         15,871          12,605
Jun-92           13,445         16,105          12,651
Jul-92           13,783         16,517          12,677
Aug-92           13,909         16,664          12,713
Sep-92           14,120         16,890          12,749
Oct-92           13,947         16,632          12,793
Nov-92           13,867         16,617          12,811
Dec-92           13,970         16,903          12,802
Jan-93           14,202         17,271          12,865
Feb-93           14,531         17,631          12,910
Mar-93           14,559         17,691          12,955
Apr-93           14,700         17,827          12,991
May-93           14,655         17,818          13,009
Jun-93           14,867         18,222          13,028
Jul-93           14,919         18,339          13,028
Aug-93           15,199         18,761          13,064
Sep-93           15,218         18,826          13,092
Oct-93           15,256         18,904          13,145
Nov-93           15,179         18,690          13,154
Dec-93           15,233         18,772          13,154
Jan-94           15,403         19,054          13,190
Feb-94           15,176         18,638          13,235
Mar-94           14,981         18,182          13,280
Apr-94           14,902         18,031          13,298
May-94           14,908         17,998          13,308
Jun-94           14,929         17,957          13,353
Jul-94           15,104         18,316          13,389
Aug-94           15,126         18,324          13,443
Sep-94           15,063         18,047          13,479
Oct-94           15,085         18,027          13,488
Nov-94           15,039         17,995          13,506
Dec-94           15,056         18,113          13,506
Jan-95           15,243         18,461          13,560
Feb-95           15,448         18,889          13,614
Mar-95           15,513         19,016          13,659
Apr-95           15,649         19,280          13,704
May-95           15,945         20,088          13,732
Jun-95           16,082         20,249          13,759
Jul-95           16,094         20,170          13,759
Aug-95           16,215         20,428          13,795
Sep-95           16,299         20,636          13,822
Oct-95           16,431         20,940          13,868
Nov-95           16,618         21,285          13,858
Dec-95           16,715         21,598          13,849
Jan-96           16,830         21,732          13,930
Feb-96           16,670         21,271          13,975
Mar-96           16,657         21,093          14,048
Apr-96           16,626         20,947          14,102
May-96           16,631         20,911          14,129
Jun-96           16,749         21,192          14,138
Jul-96           16,792         21,240          14,164
Aug-96           16,835         21,189          14,191
Sep-96           16,991         21,567          14,237

TOTAL RETURN     69.91%         115.67%         42.37%